UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03379

PERMANENT PORTFOLIO FAMILY OF FUNDS

(Exact Name of Registrant as specified in charter)

600 Montgomery Street, Suite 4100, San Francisco, California 94111

(Address of Principal Executive Offices) (Zip Code)

MICHAEL J. CUGGINO, 600 Montgomery Street, Suite 4100, San Francisco, California 94111

(Name and Address of Agent For Service)

Registrant’s telephone number, including area code: (415) 398-8000

Date of fiscal year end:                                             January 31, 2018

Date of reporting period:                                          January 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Reports to Stockholders.

The Annual Report to Shareholders of Permanent Portfolio Family of Funds (“Registrant”) for the fiscal year ended January 31, 2018 is attached hereto.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this Form N-CSR, the Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer (“Code of Ethics for Executive Officers”).

(b)	No response required.

(c)	The Registrant has not made amendments to its Code of Ethics for Executive Officers during the fiscal year ended January 31, 2018.

(d)	The Registrant has not granted any waivers from any provisions of its Code of Ethics for Executive Officers during the fiscal year ended January 31, 2018.

(e)	Not applicable.

(f)

A copy of the Registrant’s Code of Ethics for Executive Officers, adopted September 21, 2015, is filed as Exhibit 12(a)(1) to this Form N-CSR. The Code of Ethics for Executive Officers is available, without charge and upon request, by writing or calling the Registrant’s Shareholder Services Office at (800) 531-5142.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees (“Board”) has determined that no member of its Audit Committee qualifies as an “audit committee financial expert” (“ACFE”). After evaluating the matter, the Board concluded that it was not necessary to have a trustee on the Audit Committee who qualifies as an ACFE, given that the financial statements and accounting principles that apply to registered investment companies such as the Registrant are generally simpler and more straightforward compared to operating companies, and the financial literacy of the current Audit Committee members is adequate to discharge their duties as members of the Audit Committee.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $134,300 and $130,050 for the fiscal years ended January 31, 2018 and January 31, 2017, respectively.

(b)

Audit-Related Fees. There were no fees billed for each of the last two fiscal years ended January 31, 2018 and January 31, 2017, respectively, for assurance and related services provided by the Registrant’s principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and were not reported under paragraph (a) of this Item.

(c)

Tax Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the Registrant’s principal accountant for tax compliance, tax advice and tax planning were $15,200 and $14,800 for the fiscal years ended January 31, 2018 and January 31, 2017, respectively. Tax fees represent tax compliance services provided in connection with the preparation of the Registrant’s tax returns.

(d)

All Other Fees. There were no fees billed for each of the last two fiscal years ended January 31, 2018 and January 31, 2017, respectively, for products and services provided by the Registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)

Pursuant to Section 3(c) of the Registrant’s Audit Committee Charter, adopted September 21, 2015, the pre-approval policies and procedures of the Registrant’s Audit Committee, in accordance with paragraph (c)(7) of Rule 2-01 of Regulation S-X, are as follows:

“The Committee shall review any audit and non-audit services provided to the Fund by its independent public accountants and the fees charged for such services. Except as provided below, the Committee’s prior approval shall be necessary for the engagement of independent public accountants to provide any audit or non-audit services on behalf of the Fund, and any non-audit services on behalf of the Fund’s investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Fund, where the proposed engagement relates directly to the operations and financial reporting of the Fund. Non-audit services that would otherwise qualify under the de minimis exception described in the Securities Exchange Act of 1934, as amended, and any applicable rules thereunder, that were not pre-approved by the Committee shall be approved by the Committee prior to the completion of the engagement. Pre-approval by the Committee shall not be required for engagements entered into pursuant to: (i) pre-approval policies and procedures established by the Committee; or (ii) pre-approval granted by one or more members of the Committee to whom, or by a subcommittee to which, the Committee has delegated pre-approval authority; provided, however, in either case, that the Committee is informed of each such engagement at the earlier of its next meeting, or at the Board’s next quarterly meeting.”

(e)(2)	None of the services included in each of paragraphs (b) through (d) of this Item were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

Not applicable to the Registrant because there were no hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time permanent employees.

(g)

The aggregate non-audit fees billed for each of the last two fiscal years for services rendered by the Registrant’s principal accountant to the Registrant were $15,200 and $14,800 for the fiscal years ended January 31, 2018 and January 31, 2017, respectively. There were no non-audit fees billed by the Registrant’s principal accountant for services rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant.

(h)

Not applicable to the Registrant as the Registrant’s principal accountant did not render any non-audit services to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

Included in Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities By Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no changes to the procedures by which shareholders may recommend nominees to the Board of Trustees for the fiscal year ended January 31, 2018.

Item 11. Controls and Procedures.

(a)

Michael J. Cuggino, the Registrant’s President, and James H. Andrews, the Registrant’s Treasurer, each has concluded that, in his judgment, the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities For Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Code of Ethics for Executive Officers that is the subject of the disclosure required by Item 2 is attached hereto as Exhibit 99.Code Eth.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906CERT.

The certifications provided pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are not deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Permanent Portfolio Family of Funds

/s/ Michael J. Cuggino

By: Michael J. Cuggino, President

Date: April 4, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Permanent Portfolio Family of Funds

/s/ Michael J. Cuggino

By: Michael J. Cuggino, President

Date: April 4, 2018

/s/ James H. Andrews

By: James H. Andrews, Treasurer

Date: April 4, 2018

Annual Report Year Ended January 31, 2018

Permanent Portfolio®

Class A — PRPDX | Class C — PRPHX | Class I — PRPFX

Short-Term Treasury Portfolio

Class I — PRTBX

Versatile Bond Portfolio

Class A — PRVDX | Class C — PRVHX | Class I — PRVBX

Aggressive Growth Portfolio

Class A — PAGDX | Class C — PAGHX | Class I — PAGRX

The views in this Report are those of the Fund’s investment adviser, Pacific Heights Asset Management, LLC, as of January 31, 2018 and may not reflect their views on the date this Report is first published or anytime thereafter. This Report may contain discussions about certain investments both held and not held in each Fund Portfolio as of January 31, 2018. All current and future holdings are subject to risk and are subject to change. While these views are intended to assist shareholders in understanding their investment in each Portfolio, they do not constitute investment advice, are not a guarantee of future performance and are not intended as an offer or solicitation with respect to the purchase or sale of any security. Performance figures include the reinvestment of dividend and capital gain distributions.

Diversification does not assure a profit, nor does it protect against a loss.

Permanent Portfolio®, The Permanent Portfolio Family of Funds®, A Fund for All Seasons® and The Permanent Portfolio Family of Funds logo are registered trademarks of Pacific Heights Asset Management, LLC. This Report is Copyright© 2018 Permanent Portfolio Family of Funds. All rights reserved.

LETTER FROM THE PRESIDENT

Dear Fellow Shareholder:

I am pleased to present you with this Annual Report of Permanent Portfolio Family of Funds for the year ended January 31, 2018. The Annual Report includes the audited financial statements of each of our four Portfolios, as well as additional information such as management commentary, performance data, lists of investments held and financial highlights.

Listening to the radio one night a couple of weeks back, I heard two songs in close proximity from the mid-1960s that summed up the sense of where we are as investors in early 2018 — caught between two very different eras — one in its youth, the other richly matured. The songs, Bob Dylan’s 1964 classic “The Times They Are A Changin’,” and Frank Sinatra’s 1965 equally memorable “It Was A Very Good Year,” each achieved popularity at a transitory moment in time, and were sung by two icons of very different generations with vastly different philosophies, styles and messages. Dylan’s song, pointing towards the future, captures the energy of rapid social change in the early days of that change, when many were not fully aware of its long term implications good or bad, while the Sinatra song, in which a man looks backward reflecting on well-worn anecdotes from favorable times of his life, seems to look wistfully towards the future, content but reluctant. The current market environment encompasses a sense of both songs in our time, and as investors, our biggest decisions this year will involve successfully positioning our capital while navigating this transitory economic landscape in a way that continues to build wealth.

Yes, 2017 was a very good year for investors. Stocks reached successive new all-time highs, global economies stabilized and began to improve, interest rates rose gradually, inflation remained contained and volatility was virtually non-existent. Not surprisingly, such an environment provided investors the ability, for yet another year, to bank substantial gains through passive investing and further reinforced the sense of complacency that has presided over the markets during this cycle. Many expect this to continue. We do not; the times they are a changin’. The markets are transitioning to more of a “growth” economy characterized by robust economic activity, rising global interest rates, greater inflation risk and more expansive fiscal, tax and regulatory policy. This is occurring, however, in a climate of heightened overall risk — correcting for unprecedented monetary stimulus and debt levels, a growing number of geopolitical issues and conflicts, uncertain global trade practices, overall asset inflation in the stock and bond markets and risks associated with the consolidation of capital in a limited number of passive investments with the potential for sudden capital outflows as swift as their earlier inflows. While none of us can accurately predict future outcomes from this landscape, it appears likely that wherever 2018 takes us, it will be a volatile ride getting there.

Since our founding in 1982, we have focused on creating and maintaining wealth over the long term regardless of market conditions. As a result, risk means potential loss of that wealth, and to manage that risk, we believe in broad diversification within and across asset classes as a way to build capital and defend against uncertainty and loss. Given our investment philosophy and process over the last 35 years, we remain optimistic for the long term, regardless of where the market leads us.

I encourage you to visit our website — permanentportfoliofunds.com — which offers a wide range of information on each of our Portfolios, including our current prospectus, statement of additional information, fact sheets, investor guides, performance data, and recent market insights and perspectives. In addition, if you have questions or would like more information on any of our strategies, please contact your investment professional, one of our Institutional Sales representatives at (866) 792-6547, or our Shareholder Services Office at (800) 531-5142.

As always, thank you for entrusting us with your investment and for your continued belief in our Family of Funds. We look forward to helping you achieve success in reaching your financial goals.

Sincerely,

Michael J. Cuggino

Chairman and President

PERMANENT PORTFOLIO®

Management’s Discussion and Analysis

Year Ended January 31, 2018 (Unaudited)

Permanent Portfolio’s investment objective is to preserve and increase the purchasing power of its shares over the long term. The Portfolio invests fixed target percentages of its net assets in gold, silver, Swiss franc assets, real estate and natural resource stocks, aggressive growth stocks and dollar assets, such as U.S. Treasury securities and corporate bonds. During the year ended January 31, 2018, the Portfolio’s Class I shares achieved a total return of 9.97%, net of expenses to average net assets of .82%, as compared to .91% for the FTSE 3-Month U.S. Treasury Bill Index and 26.41% for the Standard & Poor’s 500 Composite Stock Index, and as compared to a 2.07% inflation rate over the same period as measured by the change in the Consumer Price Index (“CPI-U”), a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services as compiled by the U.S. Bureau of Labor Statistics. The Portfolio’s return during the year then ended reflected positive returns on its aggressive growth stocks, its natural resource and real estate stocks, its gold holdings, its Swiss Franc Assets, and its corporate bonds, all of which were only partially offset by negative returns on its U.S. Treasury securities and its silver holdings. Neither the FTSE 3-Month U.S. Treasury Bill Index return, the Standard & Poor’s 500 Composite Stock Index return nor the change in CPI-U reflect deductions for fees, expenses or taxes. Returns for the Portfolio’s Class A and Class C shares are provided on pages 7, 37 and 38.

Mutual fund investing involves risk; loss of principal is possible. Permanent Portfolio invests in foreign securities, which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The Portfolio will be affected by changes in the prices of gold, silver, U.S. and foreign real estate and natural resource company stocks and aggressive growth stocks. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in debt securities are also subject to credit risk, which is the risk that an issuer of debt securities may be unable or unwilling to pay principal and interest when due. Although the Portfolio invests in multiple and diverse asset classes, diversification does not assure a profit, nor does it protect against a loss in a declining market. The Portfolio is non-diversified, meaning that it may invest a larger percentage of its assets in a smaller number of issuers and kinds of assets.

The following pie chart shows Permanent Portfolio’s investment holdings by asset class, as a percentage of total net assets as of January 31, 2018.

Allocations are subject to change and should not be considered a recommendation to buy or sell any security within an asset class.

PERMANENT PORTFOLIO®

Performance Chart

Ten Years Ended January 31, 2018 (Unaudited)

The chart above compares the initial account values and subsequent account values over the past ten years, assuming a hypothetical $10,000 investment in the Portfolio’s Class I shares at the beginning of the first period indicated and reinvestment of all dividends and other distributions, without the deduction of taxes, to a $10,000 investment over the same periods in comparable broad-based securities market indices. The performance of the Portfolio’s Class A and Class C shares will differ due to different sales charge structures and share class expenses.

The FTSE 3-Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and-credit obligations of the U.S. Treasury. The Standard & Poor’s 500 Composite Stock Index is a market-capitalization weighted index of common stocks and represents an unmanaged portfolio. You cannot invest directly in an index. Returns shown for the FTSE 3-Month U.S. Treasury Bill Index and the Standard & Poor’s 500 Composite Stock Index reflect reinvested interest, dividends and other distributions as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results. The chart does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

PERMANENT PORTFOLIO®

Average Annual Total Returns

Periods Ended January 31, 2018 (Unaudited)

	One Year	Five Years	Ten Years	Since Inception	Inception Date
At Net Asset Value
Class I Shares (PRPFX) (1)	9.97%	2.24%	4.66%	6.18%	12/01/1982
Class A Shares (PRPDX)	9.69%	—	—	9.10%	5/31/2016
Class C Shares (PRPHX)	8.87%	—	—	8.28%	5/31/2016

With Sales Charge
Class A Shares (PRPDX) (2)	4.22%	—	—	5.81%
Class C Shares (PRPHX) (2)	7.87%	—	—	8.28%

FTSE 3-Month U.S. Treasury Bill Index (3)	.91%	.27%	.33%	3.82%
Standard & Poor’s 500 Composite Stock Index (3)	26.41%	15.91%	9.78%	11.68%

(1)	Returns for the five-year, ten-year and since inception periods reflect the impact of fee waivers then in effect. In the absence of such fee waivers, total returns would be reduced.
(2)

Returns with sales charge reflect the deduction of the maximum front end sales charge of 5.00% for Class A shares, and the maximum contingent deferred sales charge of 1.00% for redemption of Class C shares, for which the contingent deferred sales charge is eliminated one year after purchase.

(3)	The date used to calculate performance since inception for the indices is the inception date of the Class I shares.

The table above shows Permanent Portfolio’s average annual total returns for the periods indicated, assuming reinvestment of all dividends and other distributions, and deduction of all applicable fees and expenses (except the $35 one-time account start-up fee which was eliminated in January 2016). All share classes of the Portfolio are invested in the same securities and returns only differ to the extent that the fees and expenses of the share classes are different. Performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

As stated in the Portfolio’s Prospectus dated May 31, 2017, the total annual operating expenses (“expense ratios”) for the fiscal year ended January 31, 2017 were .82%, 1.07% and 1.82% for the Portfolio’s Class I, Class A and Class C shares, respectively. The expense ratios for the fiscal year ended January 31, 2018 may be found in the Financial Highlights section of this Report.

Performance data shown above for Permanent Portfolio represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Investment performance, current to the most recent month-end, may be lower or higher than the performance shown above, and can be obtained by calling the Fund’s Shareholder Services Office at (800) 531-5142.

Investments in the Portfolio are not insured or guaranteed by the Federal Deposit Insurance Corporation or other government agency. It is therefore possible to lose money by investing in Permanent Portfolio.

PERMANENT PORTFOLIO®

Schedule of Investments

January 31, 2018

Quantity			Market Value
		GOLD ASSETS — 21.40% of Total Net Assets
	207,797 Troy Oz.	Gold bullion (a)	$278,239,796
	200,000 Coins	One-ounce gold coins (a)	270,222,500

		Total Gold Assets (identified cost $448,762,090)	$548,462,296

		SILVER ASSETS — 5.19% of Total Net Assets
	7,735,648 Troy Oz.	Silver bullion (a)	$133,084,093

		Total Silver Assets (identified cost $127,141,167)	$133,084,093

Principal Amount
		SWISS FRANC ASSETS — 8.17% of Total Net Assets
CHF	90,000,000	2.250% Swiss Confederation Bonds, 07-06-20	$104,122,187
CHF	90,000,000	2.000% Swiss Confederation Bonds, 04-28-21	105,176,954

		Total Swiss Franc Assets (identified cost $189,090,920)	$209,299,141

Number of Shares
		REAL ESTATE AND NATURAL RESOURCE STOCKS — 20.08% of Total Net Assets

		NATURAL RESOURCES — 10.08% of Total Net Assets
	200,000	Apache Corporation	$8,974,000
	700,000	BHP Billiton, Ltd. (b)	34,314,000
	200,000	BP, p.l.c. (b)	8,558,000
	500,000	Cameco Corporation	4,600,000
	500,000	Canadian Natural Resources Ltd.	17,075,000
	200,000	Chevron Corporation	25,070,000
	200,000	ConocoPhillips	11,762,000
	200,000	Devon Energy Corporation	8,274,000
	200,000	Exxon Mobil Corporation	17,460,000
	4,000,000	Freeport-McMoRan, Inc. (a)	78,000,000
	200,000	Murphy Oil Corporation	6,420,000
	300,000	Newfield Exploration Company (a)	9,498,000
	250,000	Rio Tinto p.l.c (b)	14,027,500
	500,000	South32 Limited (b)	7,720,000
	500,000	Vale S.A. (b)	6,545,000

			$258,297,500

Continued on following page.

PERMANENT PORTFOLIO®

Schedule of Investments

January 31, 2018

Number of Shares		Market Value
	REAL ESTATE — 10.00% of Total Net Assets
100,000	Alexander & Baldwin, Inc.	$2,652,000
100,000	AvalonBay Communities, Inc.	17,040,000
100,000	Boston Properties, Inc.	12,371,000
100,000	Corporate Office Properties Trust	2,730,000
250,000	Digital Realty Trust, Inc.	27,987,500
200,000	Duke Realty Corporation	5,282,000
100,000	Essex Property Trust, Inc.	23,298,000
100,000	Federal Realty Investment Trust	12,080,000
500,000	Franklin Street Properties Corporation	5,070,000
2,500,000	Investors Real Estate Trust	14,175,000
50,000	JBG Smith Properties	1,687,500
150,000	Kimco Realty Corporation	2,386,500
500,000	Outfront Media, Inc.	11,200,000
300,000	Prologis, Inc.	19,533,000
150,000	Regency Centers Corporation	9,436,500
100,000	Texas Pacific Land Trust	53,705,000
150,000	UDR, Inc.	5,479,500
200,000	Urstadt Biddle Properties, Inc.	3,438,000
500,000	Urstadt Biddle Properties, Inc. Class A	9,710,000
100,000	Vornado Realty Trust	7,168,000
150,000	Washington Real Estate Investment Trust	4,299,000
150,000	Weyerhaeuser Company	5,631,000

		$256,359,500

	Total Real Estate and Natural Resource Stocks (identified cost $485,207,821)	$514,657,000

	AGGRESSIVE GROWTH STOCKS — 19.83% of Total Net Assets

	AEROSPACE — 1.39% of Total Net Assets
100,000	Lockheed Martin Corporation	$35,485,000

		$35,485,000

	CHEMICALS — .91% of Total Net Assets
100,000	Air Products & Chemicals, Inc.	$16,837,000
100,000	Mosaic Company	2,730,000
100,000	Versum Materials, Inc. (a)	3,680,000

		$23,247,000

	COMMUNICATIONS EQUIPMENT — .10% of Total Net Assets
100,000	Juniper Networks, Inc.	$2,615,000

		$2,615,000

	COMPUTER SOFTWARE & SERVICES — .71% of Total Net Assets
100,000	Autodesk, Inc. (a)	$11,562,000
250,000	Twilio, Inc. Class A (a)	6,560,000

		$18,122,000

	ELECTRICAL EQUIPMENT & ELECTRONICS — .20% of Total Net Assets
200,000	Sanmina Corporation (a)	$5,230,000

		$5,230,000

Continued on following page.

PERMANENT PORTFOLIO®

Schedule of Investments

January 31, 2018

Number of Shares		Market Value
	ENERGY SERVICES & PROCESSING — .90% of Total Net Assets
100,000	Baker Hughes, a GE company	$3,215,000
200,000	HollyFrontier Corporation	9,592,000
100,000	Phillips 66	10,240,000

		$23,047,000

	ENGINEERING & CONSTRUCTION — .46% of Total Net Assets
100,000	CalAtlantic Group, Inc.	$5,613,000
100,000	Fluor Corporation	6,070,000

		$11,683,000

	ENTERTAINMENT & LEISURE — 5.09% of Total Net Assets
100,000	CBS Corporation Class A	$5,763,000
100,000	Disney (Walt) Company	10,867,000
500,000	Facebook, Inc. Class A (a)	93,445,000
100,000	Viacom, Inc. Class A	3,895,000
100,000	Wynn Resorts, Ltd.	16,559,000

		$130,529,000

	FINANCIAL SERVICES — 2.46% of Total Net Assets
150,000	First Republic Bank	$13,432,500
400,000	KeyCorp	8,560,000
250,000	Morgan Stanley	14,137,500
300,000	Schwab (Charles) Corporation	16,002,000
100,000	State Street Corporation	11,017,000

		$63,149,000

	MANUFACTURING — 2.73% of Total Net Assets
100,000	Agilent Technologies, Inc.	$7,343,000
100,000	Illinois Tool Works, Inc.	17,367,000
100,000	IPG Photonics Corporation (a)	25,195,000
100,000	Parker-Hannifin Corporation	20,142,000

		$70,047,000

	MATERIALS — .26% of Total Net Assets
100,000	Nucor Corporation	$6,696,000

		$6,696,000

	PHARMACEUTICALS — 1.52% of Total Net Assets
100,000	Amgen, Inc.	$18,605,000
50,000	Atara Biotherapeutics, Inc. (a)	1,890,000
100,000	Celgene Corporation (a)	10,116,000
100,000	Gilead Sciences, Inc.	8,380,000

		$38,991,000

	RETAIL — .96% of Total Net Assets
100,000	Costco Wholesale Corporation	$19,487,000
100,000	Williams-Sonoma, Inc.	5,123,000

		$24,610,000

Continued on following page.

PERMANENT PORTFOLIO®

Schedule of Investments

January 31, 2018

Number of Shares		Market Value
	TRANSPORTATION — 2.14% of Total Net Assets
100,000	FedEx Corporation	$26,248,000
100,000	Kansas City Southern	11,313,000
200,000	Ryder System, Inc.	17,406,000

		$54,967,000

	Total Aggressive Growth Stocks (identified cost $198,634,642)	$508,418,000

Principal Amount
	DOLLAR ASSETS — 24.54% of Total Net Assets

	CORPORATE BONDS — 13.00% of Total Net Assets

	CHEMICALS — .33% of Total Net Assets
$8,198,000	5.200% FMC Corporation, 12-15-19	$8,522,051

		$8,522,051

	COMMUNICATIONS EQUIPMENT — .31% of Total Net Assets
8,000,000	2.450% AT&T, Inc., 06-30-20	$7,955,808

		$7,955,808

	CONSUMER PRODUCTS — .42% of Total Net Assets
5,447,000	5.650% General Mills, Inc., 02-15-19	$5,632,280
5,000,000	1.896% Mondelez International, Inc., 02-01-19 (c)	5,008,825

		$10,641,105

	ENERGY SERVICES & PROCESSING — .32% of Total Net Assets
8,155,000	2.000% Haliburton Company, 08-01-18	$8,127,163

		$8,127,163

	ENTERTAINMENT & LEISURE — .49% of Total Net Assets
12,500,000	2.300% CBS Corporation, 08-15-19	$12,463,456

		$12,463,456

	FINANCIAL SERVICES — 3.75% of Total Net Assets
10,488,000	2.375% First Republic Bank, 06-17-19	$10,464,397
5,000,000	4.950% JPMorgan Chase & Company, 03-25-20	5,255,155
7,500,000	2.900% KeyCorp, 09-15-20	7,535,115
8,810,000	2.700% Legg Mason, Inc., 07-15-19	8,818,920
24,000,000	2.120% Manufacturers & Traders Trust Company, 12-01-21 (c)	23,969,856
20,090,000	2.100% National Bank of Canada, 12-14-18	20,083,682
20,000,000	4.956% State Street Corporation, 03-15-18	20,076,480

		$96,203,605

	FOOD & DRUG STORES — .34% of Total Net Assets
8,200,000	6.150% The Kroger Company, 01-15-20	$8,757,502

		$8,757,502

	FOOD SERVICE DISTRIBUTION — .29% of Total Net Assets
7,500,000	1.900% Sysco Corporation, 04-01-19	$7,460,734

		$7,460,734

Continued on following page.

PERMANENT PORTFOLIO®

Schedule of Investments

January 31, 2018

Principal Amount		Market Value
	HEALTHCARE SERVICES — .31% of Total Net Assets
$8,000,000	2.500% Laboratory Corporation of America Holdings, 11-01-18	$8,001,872

		$8,001,872

	INSURANCE — .95% of Total Net Assets
3,500,000	6.150% Berkley (W.R.) Corporation, 08-15-19	$3,667,079
11,920,000	8.750% Lincoln National Corporation, 07-01-19	12,895,538
7,300,000	5.350% Markel Corporation, 06-01-21	7,798,791

		$24,361,408

	MANUFACTURING — 2.02% of Total Net Assets
6,500,000	2.550% Amphenol Corporation, 01-30-19	$6,509,376
6,000,000	2.750% Crane Company, Inc., 12-15-18	6,007,302
6,000,000	6.800% Harley-Davidson Funding Corporation, 06-15-18 (d)	6,104,547
5,000,000	6.875% Ingersoll-Rand p.l.c., 08-15-18	5,111,495
7,500,000	2.250% Precision Castparts Corporation, 06-15-20	7,483,980
10,000,000	2.451% Stanley Black & Decker, Inc., 11-17-18	9,999,470
6,610,000	1.778% United Technologies Corporation, 05-04-18 (c)	6,608,020
3,850,000	2.400% Whirlpool Corporation, 03-01-19	3,850,468

		$51,674,658

	MEDICAL SUPPLIES — .70% of Total Net Assets
10,000,000	2.675% Becton, Dickinson & Company, 12-15-19	$10,004,795
4,000,000	1.400% McKesson Corporation, 03-15-18	3,998,548
4,000,000	7.125% Medco Health Solutions, Inc., 03-15-18	4,025,276

		$18,028,619

	NATURAL RESOURCES — .69% of Total Net Assets
6,100,000	6.875% EOG Resources, Inc., 10-01-18	$6,270,428
5,000,000	8.125% EQT Corporation, 06-01-19	5,345,903
6,000,000	1.500% Occidental Petroleum Corporation, 02-15-18	5,999,226

		$17,615,557

	REAL ESTATE — 1.20% of Total Net Assets
7,000,000	2.750% Alexandria Real Estate Equities, Inc., 01-15-20	$7,000,255
3,419,000	6.100% AvalonBay Communities, Inc., 03-15-20	3,662,800
7,500,000	5.875% Digital Realty Trust L.P., 02-01-20	7,903,395
6,772,000	7.500% Highwoods Realty, L.P., 04-15-18	6,842,127
5,000,000	7.375% Weyerhaeuser Company, 10-01-19	5,388,570

		$30,797,147

	RESTAURANTS — .18% of Total Net Assets
4,485,000	2.600% Brinker International, Inc., 05-15-18	$4,480,585

		$4,480,585

	RETAIL — .27% of Total Net Assets
4,000,000	1.625% Autozone, Inc., 04-21-19	$3,955,912
3,000,000	5.250% Walgreen Company, 01-15-19	3,070,935

		$7,026,847

Continued on following page.

PERMANENT PORTFOLIO®

Schedule of Investments

January 31, 2018

Principal Amount		Market Value
	TRANSPORTATION — .20% of Total Net Assets
$5,000,000	4.700% Burlington Northern Santa Fe, LLC, 10-01-19	$5,189,020

		$5,189,020

	UTILITIES — .23% of Total Net Assets
6,000,000	2.500% Dominion Gas Holdings, LLC, 12-15-19	$5,991,456

		$5,991,456

		$333,298,593

	UNITED STATES TREASURY SECURITIES — 11.54% of Total Net Assets
75,000,000	United States Treasury bonds 6.250%, 08-15-23	$89,284,110
81,000,000	United States Treasury bonds 6.000%, 02-15-26	100,507,185
81,000,000	United States Treasury bonds 5.250%, 11-15-28	100,081,671
6,000,000	United States Treasury bills 1.069%, 02-08-18 (e)	5,998,594

		$295,871,560

	Total Dollar Assets (identified cost $598,026,301)	$629,170,153

	Total Portfolio — 99.21% of total net assets (identified cost $2,046,862,941) (f)	$2,543,090,683
	Other assets, less liabilities (.79% of total net assets)	20,217,269

	Net assets applicable to outstanding shares	$2,563,307,952

	Notes:
	(a) Non-income producing.
	(b) Sponsored American Depositary Receipt (ADR).
	(c) Variable or floating rate security whereby the interest rate is periodically reset. The interest rate shown reflects the rate in effect as of January 31, 2018.

(d)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2018, this security amounted to $6,104,547, or .24% of Permanent Portfolio’s total net assets, and has been determined by the Portfolio’s investment adviser to be liquid.

	(e) Interest rate represents yield to maturity.
	(f) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes to financial statements.

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SHORT-TERM TREASURY PORTFOLIO

Management’s Discussion and Analysis

Year Ended January 31, 2018 (Unaudited)

Short-Term Treasury Portfolio’s investment objective is to achieve high current income, consistent with safety and liquidity of principal. The Portfolio invests at least 80% of its net assets in direct obligations of the United States Treasury, including U.S. Treasury bills, notes and bonds, and other securities issued by the U.S. Treasury, such as U.S. Agency securities. The Portfolio expects to maintain a dollar-weighted average length to maturity and duration of zero to three years. During the year ended January 31, 2018, the Portfolio’s Class I shares achieved a total return of .09%, net of expenses to average net assets of .72%, as compared to .91% for the FTSE 3-Month U.S. Treasury Bill Index over the same period. The Portfolio’s return during the year then ended was primarily due to low but improving investment returns available on short-term U.S. Treasury and Agency securities in excess of Portfolio expenses during the period. The FTSE 3-Month U.S. Treasury Bill Index does not reflect a deduction for fees, expenses or taxes.

Mutual fund investing involves risk; loss of principal is possible. The Portfolio’s yield and share price will fluctuate in response to changes in interest rates. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

The following pie chart shows Short-Term Treasury Portfolio’s investment holdings by months to maturity, as a percentage of investments as of January 31, 2018.

Allocations are subject to change and should not be considered a recommendation to buy or sell any security.

SHORT-TERM TREASURY PORTFOLIO

Performance Chart

Ten Years Ended January 31, 2018 (Unaudited)

The chart above compares the initial account values and subsequent account values over the past ten years, assuming a hypothetical $10,000 investment in the Portfolio at the beginning of the first period indicated and reinvestment of all dividends and other distributions, without the deduction of taxes, to a $10,000 investment over the same periods in a comparable broad-based securities market index.

The FTSE 3-Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and-credit obligations of the U.S. Treasury. You cannot invest directly in an index. Returns shown for the FTSE 3-Month U.S. Treasury Bill Index reflect reinvested interest as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results. The chart does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

SHORT-TERM TREASURY PORTFOLIO

Average Annual Total Returns

Periods Ended January 31, 2018 (Unaudited)

	One Year	Five Years	Ten Years	Since Inception	Inception Date
At Net Asset Value
Class I Shares (PRTBX) (1)	.09%	-.38%	-.32%	2.40%	5/26/1987
FTSE 3-Month U.S. Treasury Bill Index (2)	.91%	.27%	.33%	3.22%

(1)

Returns reflect the impact of fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. See the Notes to Financial Statements for specific information regarding fee waivers.

(2)	The date used to calculate performance since inception for the index is the inception date of the Class I shares.

The table above shows Short-Term Treasury Portfolio’s average annual total returns for the periods indicated, assuming reinvestment of all dividends and other distributions, and deduction of all applicable fees and expenses (except the $35 one-time account start-up fee which was eliminated in January 2016). Performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

As stated in the Portfolio’s Prospectus dated May 31, 2017, the total annual operating expenses before and after fee waivers (“expense ratios”) for the fiscal year ended January 31, 2017 were 1.21% and .71%, respectively. The expense ratios for the fiscal year ended January 31, 2018 may be found in the Financial Highlights section of this Report.

Performance data shown above for Short-Term Treasury Portfolio represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Investment performance, current to the most recent month-end, may be lower or higher than the performance shown above, and can be obtained by calling the Fund’s Shareholder Services Office at (800) 531-5142.

Investments in the Portfolio are not insured or guaranteed by the Federal Deposit Insurance Corporation or other government agency. It is therefore possible to lose money by investing in Short-Term Treasury Portfolio.

SHORT-TERM TREASURY PORTFOLIO

Schedule of Investments

January 31, 2018

Principal Amount		Market Value
	UNITED STATES AGENCY SECURITIES — 14.04% of Total Net Assets
$750,000	Fannie Mae 1.000%, 07-30-18	$748,184
995,000	Federal Farm Credit Bank 1.030%, 05-11-18	993,820

	Total United States Agency Securities (identified cost $1,744,258)	$1,742,004

	UNITED STATES TREASURY SECURITIES — 86.40% of Total Net Assets
1,500,000	United States Treasury notes 1.000%, 03-15-18	$1,499,305
1,500,000	United States Treasury notes .750%, 04-15-18	1,497,906
2,750,000	United States Treasury notes .875%, 05-31-18	2,744,459
2,000,000	United States Treasury notes .625%, 06-30-18	1,992,228
3,000,000	United States Treasury notes 1.000%, 09-15-18	2,986,029

	Total United States Treasury Securities (identified cost $10,737,051)	$10,719,927

	Total Portfolio — 100.44% of total net assets (identified cost $12,481,309) (a)	$12,461,931
	Liabilities, less other assets (.44% of total net assets)	(54,733)

	Net assets applicable to outstanding shares	$12,407,198

	Notes:
	(a) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes to financial statements.

VERSATILE BOND PORTFOLIO

Management’s Discussion and Analysis

Year Ended January 31, 2018 (Unaudited)

Versatile Bond Portfolio’s investment objective is to achieve high current income. The Portfolio invests at least 80% of its net assets in bonds, which may include debt securities of all types and of any maturity. During the year ended January 31, 2018, the Portfolio’s Class I shares achieved a total return of ..48%, net of expenses to average net assets of .84%, as compared to 8.18% for the Bloomberg Barclays Global Aggregate (Excluding Securitized) Bond Index, .72% for the FTSE BIG Credit AAA/AA 1-3 Year Corporate Bond Index and 1.14% for the FTSE BIG Credit A 1-3 Year Corporate Bond Index over the same period. While the returns of the indices during the year then ended were consistent with the general level and direction of interest rates during the period, the Portfolio’s return trailed the performance of the indices, primarily due to its investments in bonds issued by companies in the natural resources and energy-related sectors. The Portfolio’s return was positively impacted by the timing of purchases and sales of its other investments in relation to the indices, its investments in U.S. dollar denominated corporate securities and its investments having longer durations, greater credit risk and less currency risk than the indices. The returns of the indices do not reflect a deduction for fees, expenses or taxes. Returns for the Portfolio’s Class A and Class C shares are provided on pages 21, 41 and 42.

Mutual fund investing involves risk; loss of principal is possible. The Portfolio’s yield and share price will fluctuate in response to changes in interest rates. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in debt securities are also subject to credit risk, which is the risk that an issuer of debt securities may be unable or unwilling to pay principal and interest when due. Below investment grade bonds involve greater risk of loss because they are subject to greater levels of credit risk.

The following pie chart shows Versatile Bond Portfolio’s investment holdings by Standard & Poor’s credit rating, as a percentage of investments as of January 31, 2018. Credit ratings range from AAA (highest) to D (lowest) based on Standard & Poor’s measures. Other rating agencies may rate the same securities differently. “Not Rated” securities are not rated by Standard & Poor’s. Credit ratings are only the opinions of the rating agencies issuing them, do not purport to reflect the risk of fluctuations in market value, are not guarantees as to the payment of interest and repayment of principal, and are subject to change.

Allocations are subject to change and should not be considered a recommendation to buy or sell any security.

VERSATILE BOND PORTFOLIO

Performance Chart

Ten Years Ended January 31, 2018 (Unaudited)

The chart above compares the initial account values and subsequent account values over the past ten years, assuming a hypothetical $10,000 investment in the Portfolio’s Class I shares at the beginning of the first period indicated and reinvestment of all dividends and other distributions, without the deduction of taxes, to a $10,000 investment over the same periods in comparable broad-based securities market indices. The performance of the Portfolio’s Class A and Class C shares will differ due to different sales charge structures and share class expenses.

The Bloomberg Barclays Global Aggregate Bond Index is a market-capitalization weighted, broad-based measure of global, government-related, treasury, corporate and securitized fixed income investments. The Bloomberg Barclays Global Aggregate (Excluding Securitized) Bond Index, which excludes securitized fixed income investments, is a sub-index of the Bloomberg Barclays Global Aggregate Bond Index and has characteristics relevant to the Portfolio’s investment strategies after May 30, 2012. The FTSE AAA/AA 1-3 Year Corporate Bond Index and the FTSE A 1-3 Year Corporate Bond Index are components of the FTSE Broad Investment-Grade (BIG) Bond Index and have characteristics relevant to the Portfolio’s investment strategies prior to May 30, 2012. Both indices are market-capitalization weighted and include bonds rated AAA, AA or A by Standard & Poor’s or Moody’s Investor Services, Inc. (“Moody’s”) with maturities of one to three years and a minimum amount outstanding of $100 million. They should not be considered predictive or representative of results the Portfolio may experience under its current investment strategy. You cannot invest directly in an index. Returns shown for the indices reflect reinvested interest, dividends and other distributions as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results. The chart does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

VERSATILE BOND PORTFOLIO

Average Annual Total Returns

Periods Ended January 31, 2018 (Unaudited)

	One Year	Five Years	Ten Years	Since Inception	Inception Date
At Net Asset Value
Class I Shares (PRVBX) (1)(2)	.48%	2.95%	2.59%	3.43%	9/27/1991
Class A Shares (PRVDX) (1)	.25%	—	—	4.32%	5/31/2016
Class C Shares (PRVHX) (1)	-.50%	—	—	3.55%	5/31/2016

With Sales Charge
Class A Shares (PRVDX) (1)(3)	-3.76%	—	—	1.81%
Class C Shares (PRVHX) (1)(3)	-1.47%	—	—	3.55%

Bloomberg Barclays Global Aggregate (Excluding Securitized) Bond Index (4)(5)	8.18%	1.14%	2.86%	5.52%
FTSE BIG Credit AAA/AA 1-3 Year Corporate Bond Index (5)	.72%	.89%	1.79%	4.40%
FTSE BIG Credit A 1-3 Year Corporate Bond Index (5)	1.14%	1.30%	2.48%	4.70%

(1)

Returns reflect the impact of fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. See the Notes to Financial Statements for specific information regarding fee waivers.

(2)

Returns for periods prior to May 30, 2012 reflect the Portfolio’s results under its prior investment strategies. Such returns should not be considered predictive or representative of results the Portfolio may experience under its current investment strategies.

(3)

Returns with sales charge reflect the deduction of the maximum front end sales charge of 4.00% for Class A shares, and the maximum contingent deferred sales charge of 1.00% for redemption of Class C shares, for which the contingent deferred sales charge is eliminated one year after purchase.

(4)

The Bloomberg Barclays Global Aggregate (Excluding Securitized) Bond Index commenced on September 30, 2002. Performance of the Index for periods prior to September 30, 2002, is calculated using the return data of the Bloomberg Barclays Global Aggregate Bond Index through September 29, 2002 and the return data of the Bloomberg Barclays Global Aggregate (Excluding Securitized) Bond Index since September 30, 2002.

(5)	The date used to calculate performance since inception for the indices is the inception date of the Class I shares.

The table above shows Versatile Bond Portfolio’s average annual total returns for the periods indicated, assuming reinvestment of all dividends and other distributions, and deduction of all applicable fees and expenses (except the $35 one-time account start-up fee which was eliminated in January 2016). All share classes of the Portfolio are invested in the same securities and returns only differ to the extent that the fees and expenses of the share classes are different. Performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

As stated in the Portfolio’s Prospectus dated May 31, 2017, the total annual operating expenses (“expense ratios”) for the fiscal year ended January 31, 2017, before fee waivers, were 1.22%, 1.47% and 2.22% for the Portfolio’s Class I, Class A and Class C shares, respectively. The expense ratios for the same period, after fee waivers, were .84%, 1.09% and 1.84% for the Portfolio’s Class I, Class A and Class C shares, respectively. The expense ratios for the fiscal year ended January 31, 2018 may be found in the Financial Highlights section of this Report.

Performance data shown above for Versatile Bond Portfolio represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Investment performance, current to the most recent month-end, may be lower or higher than the performance shown above, and can be obtained by calling the Fund’s Shareholder Services Office at (800) 531-5142.

Investments in the Portfolio are not insured or guaranteed by the Federal Deposit Insurance Corporation or other government agency. It is therefore possible to lose money by investing in Versatile Bond Portfolio.

VERSATILE BOND PORTFOLIO

Schedule of Investments

January 31, 2018

Principal Amount		Market Value
	CORPORATE BONDS — 87.85% of Total Net Assets

	ADVERTISING & MARKETING — 3.47% of Total Net Assets
$220,000	4.000% The Interpublic Group of Companies, Inc., 03-15-22	$225,874

		$225,874
	CHEMICALS — 3.40% of Total Net Assets
221,000	8.500% LSB Industries, Inc., 08-01-19	$221,553

		$221,553
	COMPUTER HARDWARE & PERIPHERALS — 3.21% of Total Net Assets
200,000	4.375% HP, Inc., 09-15-21	$208,965

		$208,965
	CONSUMER PRODUCTS — 1.86% of Total Net Assets
119,000	4.625% Brunswick Corporation, 05-15-21 (a)	$121,112

		$121,112
	FINANCIAL SERVICES — 4.83% of Total Net Assets
300,000	4.300% Fifth Third Bancorp, 01-16-24	$314,338

		$314,338
	INSURANCE — 16.86% of Total Net Assets
250,000	5.375% Berkley (W. R.) Corporation, 09-15-20	$264,995
250,000	5.800% Fairfax Financial Holdings, Ltd., 05-15-21 (a)	264,925
750,000	7.450% Phoenix Companies, Inc., 01-15-20	568,140

		$1,098,060
	LODGING — 3.08% of Total Net Assets
200,000	3.375% Hyatt Hotels Corporation, 07-15-23	$200,734

		$200,734
	MANUFACTURING — 4.65% of Total Net Assets
300,000	3.875% Kennametal, Inc., 02-15-22	$302,614

		$302,614
	MATERIALS — 7.95% of Total Net Assets
500,000	5.200% Carpenter Technology Corporation, 07-15-21	$517,913

		$517,913
	NATURAL RESOURCES — 4.62% of Total Net Assets
300,000	4.450% Murphy Oil Corporation, 12-01-22	$301,125

		$301,125
	REAL ESTATE — 18.82% of Total Net Assets
200,000	5.250% CBL & Associates, LP, 12-01-23	$187,265
300,000	3.700% Corporate Office Properties, L.P., 06-15-21	302,963
200,000	3.375% Essex Portfolio, L.P., 01-15-23	199,946
200,000	4.125% Liberty Property LP, 06-15-22	207,725
300,000	7.750% SL Green Realty Corporation, 03-15-20	328,532

		$1,226,431
	RESTAURANTS — 3.00% of Total Net Assets
200,000	3.875% Brinker International, Inc., 05-15-23	$195,218

		$195,218
	TRANSPORTATION — 3.56% of Total Net Assets
200,000	9.750% Norfolk Southern Rail Company, 06-15-20	$231,852

		$231,852
	UTILITIES — 4.39% of Total Net Assets
275,000	4.625% UIL Holdings Corporation, 10-01-20	$285,865

		$285,865

Continued on following page.

VERSATILE BOND PORTFOLIO

Schedule of Investments

January 31, 2018

Principal Amount		Market Value
	WASTE & ENVIRONMENTAL SERVICES — 4.15% of Total Net Assets
$250,000	5.250% Republic Services, Inc., 11-15-21	$270,012

		$270,012

	Total Corporate Bonds (identified cost $5,683,458)	$5,721,666

	UNITED STATES TREASURY SECURITIES — 2.30% of Total Net Assets
150,000	United States Treasury bills 1.069%, 02-08-18 (b)	$149,965

	Total United States Treasury Securities (identified cost $149,966)	$149,965

Number of Shares
	COMMON STOCKS — 8.87% of Total Net Assets

	NATURAL RESOURCES — 8.87% of Total Net Assets
13,963	Gulfmark Offshore, Inc. (c)	$397,806
6,325	Gulfmark Offshore, Inc. (c)(d)	180,199

		$578,005

	Total Common Stocks (identified cost $920,475)	$578,005

	Total Portfolio — 99.02% of total net assets (identified cost $6,753,899) (e)	$6,449,636
	Other assets, less liabilities (.98% of total net assets)	63,926

	Net assets applicable to outstanding shares	$6,513,562

	Notes:

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2018, these securities amounted to $386,037, or 5.93% of Versatile Bond Portfolio’s total net assets, and have been determined by the Portfolio’s investment adviser to be liquid.

	(b) Interest rate represents yield to maturity.
	(c) Non-income producing.
	(d) Restricted security determined by the Portfolio’s investment adviser to be illiquid.
	(e) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes to financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

AGGRESSIVE GROWTH PORTFOLIO

Management’s Discussion and Analysis

Year Ended January 31, 2018 (Unaudited)

Aggressive Growth Portfolio’s investment objective is to achieve high (greater than the stock market as a whole), long-term appreciation in the value of its shares. The Portfolio invests in stocks and stock warrants of U.S. and foreign companies that are expected to have a higher profit potential than the stock market as a whole. During the year ended January 31, 2018, the Portfolio’s Class I shares achieved a total return of 25.82%, net of expenses to average net assets of 1.21%, as compared to 34.80% for the Dow Jones Industrial Average and 26.41% for the Standard & Poor’s 500 Composite Stock Index over the same period. The Portfolio’s return during the year then ended was primarily due to the Portfolio’s investment selection and the timing of purchases and sales of those investments in relation to fluctuating market values relative to the aforementioned indices. Industry sectors contributing the most appreciation to the Portfolio during the year ended January 31, 2018 included manufacturing, entertainment and leisure, transportation and financial services, while natural resources provided the most depreciation over the same period. Neither the Dow Jones Industrial Average nor the Standard & Poor’s 500 Composite Stock Index reflect deductions for fees, expenses or taxes. Returns for the Portfolio’s Class A and Class C shares are provided on pages 27, 44 and 45.

Mutual fund investing involves risk; loss of principal is possible. Aggressive Growth Portfolio’s stock market investments will fluctuate, sometimes rapidly and unexpectedly. Aggressive growth stock investments are subject to greater market risk of price declines, especially during periods when the prices of U.S. stock market investments in general are declining. The Portfolio may also invest in smaller and medium capitalization companies which will involve additional risks, such as limited liquidity and greater volatility.

The following pie chart shows Aggressive Growth Portfolio’s investment holdings by industry sector, as a percentage of total net assets as of January 31, 2018.

Allocations are subject to change and should not be considered a recommendation to buy or sell any security within a sector.

AGGRESSIVE GROWTH PORTFOLIO

Performance Chart

Ten Years Ended January 31, 2018 (Unaudited)

The chart above compares the initial account values and subsequent account values over the past ten years, assuming a hypothetical $10,000 investment in the Portfolio’s Class I shares at the beginning of the first period indicated and reinvestment of all dividends and other distributions, without the deduction of taxes, to a $10,000 investment over the same periods in comparable broad-based securities market indices. The performance of the Portfolio’s Class A and Class C shares will differ due to different sales charge structures and share class expenses.

The Dow Jones Industrial Average is an average of the stock prices of thirty large companies and represents a widely recognized unmanaged portfolio of common stocks. The Standard & Poor’s 500 Composite Stock Index is a market-capitalization weighted index of common stocks and also represents an unmanaged portfolio. You cannot invest directly in an index. Returns shown for the Dow Jones Industrial Average and the Standard & Poor’s 500 Composite Stock Index reflect reinvested dividends and other distributions as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results. The chart does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

AGGRESSIVE GROWTH PORTFOLIO

Average Annual Total Returns

Periods Ended January 31, 2018 (Unaudited)

	One Year	Five Years	Ten Years	Since Inception	Inception Date
At Net Asset Value
Class I Shares (PAGRX)	25.82%	12.79%	8.17%	10.51%	1/02/1990
Class A Shares (PAGDX) (1)	25.49%	—	—	22.43%	5/31/2016
Class C Shares (PAGHX) (1)	24.55%	—	—	21.52%	5/31/2016

With Sales Charge
Class A Shares (PAGDX) (1)	19.21%	—	—	18.73%
Class C Shares (PAGHX) (1)	23.55%	—	—	21.52%

Dow Jones Industrial Average (2)	34.80%	16.36%	10.41%	10.95%
Standard & Poor’s 500 Composite Stock Index (2)	26.41%	15.91%	9.78%	9.93%

(1)

Returns with sales charge reflect the deduction of the maximum front end sales charge of 5.00% for Class A shares, and the maximum contingent deferred sales charge of 1.00% for redemption of Class C shares, for which the contingent deferred sales charge is eliminated one year after purchase.

(2)	The date used to calculate performance since inception for the indices is the inception date of the Class I shares.

The table above shows Aggressive Growth Portfolio’s average annual total returns for the periods indicated, assuming reinvestment of all dividends and other distributions, and deduction of all applicable fees and expenses (except the $35 one-time account start-up fee which was eliminated in January 2016). All share classes of the Portfolio are invested in the same securities and returns only differ to the extent that the fees and expenses of the share classes are different. Performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

As stated in the Portfolio’s Prospectus dated May 31, 2017, the total annual operating expenses (“expense ratios”) for the fiscal year ended January 31, 2017 were 1.21%, 1.46% and 2.21% for the Portfolio’s Class I, Class A and Class C shares, respectively. The expense ratios for the fiscal year ended January 31, 2018 may be found in the Financial Highlights section of this Report.

Performance data shown above for Aggressive Growth Portfolio represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Investment performance, current to the most recent month-end, may be lower or higher than the performance shown above, and can be obtained by calling the Fund’s Shareholder Services Office at (800) 531-5142.

Investments in the Portfolio are not insured or guaranteed by the Federal Deposit Insurance Corporation or other government agency. It is therefore possible to lose money by investing in Aggressive Growth Portfolio.

AGGRESSIVE GROWTH PORTFOLIO

Schedule of Investments

January 31, 2018

Number of Shares		Market Value
	AGGRESSIVE GROWTH STOCKS — 99.03% of Total Net Assets

	AEROSPACE — 7.90% of Total Net Assets
7,000	Lockheed Martin Corporation	$2,483,950

		$2,483,950

	CHEMICALS — 4.94% of Total Net Assets
7,000	Air Products & Chemicals, Inc.	$1,178,590
7,000	Mosaic Company	191,100
5,000	Versum Materials, Inc. (a)	184,000

		$1,553,690

	COMMUNICATIONS EQUIPMENT — .58% of Total Net Assets
7,000	Juniper Networks, Inc.	$183,050

		$183,050

	COMPUTER SOFTWARE & SERVICES — 4.25% of Total Net Assets
7,000	Autodesk, Inc. (a)	$809,340
20,000	Twilio, Inc. Class A (a)	524,800

		$1,334,140

	ELECTRICAL EQUIPMENT & ELECTRONICS — .83% of Total Net Assets
10,000	Sanmina Corporation (a)	$261,500

		$261,500

	ENERGY SERVICES & PROCESSING — 3.77% of Total Net Assets
7,000	Baker Hughes, a GE company	$225,050
20,000	HollyFrontier Corporation	959,200

		$1,184,250

	ENGINEERING & CONSTRUCTION — 2.60% of Total Net Assets
7,000	CalAtlantic Group, Inc.	$392,910
7,000	Fluor Corporation	424,900

		$817,810

	ENTERTAINMENT & LEISURE — 12.36% of Total Net Assets
5,000	Disney (Walt) Company	$543,350
12,000	Facebook, Inc. Class A (a)	2,242,680
7,000	Viacom, Inc. Class A	272,650
5,000	Wynn Resorts, Ltd.	827,950

		$3,886,630

	FINANCIAL SERVICES — 13.10% of Total Net Assets
10,000	First Republic Bank	$895,500
50,000	KeyCorp	1,070,000
15,000	Morgan Stanley	848,250
10,000	Schwab (Charles) Corporation	533,400
7,000	State Street Corporation	771,190

		$4,118,340

Continued on following page.

AGGRESSIVE GROWTH PORTFOLIO

Schedule of Investments

January 31, 2018

Number of Shares		Market Value

	MANUFACTURING — 14.00% of Total Net Assets
7,000	Agilent Technologies, Inc.	$514,010
7,000	Illinois Tool Works, Inc.	1,215,690
5,000	IPG Photonics Corporation (a)	1,259,750
7,000	Parker-Hannifin Corporation	1,409,940

		$4,399,390

	MATERIALS — 1.49% of Total Net Assets
7,000	Nucor Corporation	$468,720

		$468,720

	NATURAL RESOURCES — 6.16% of Total Net Assets
75,000	Freeport-McMoRan, Inc. (a)	$1,462,500
15,000	Newfield Exploration Company (a)	474,900

		$1,937,400

	PHARMACEUTICALS — 11.27% of Total Net Assets
7,000	Amgen, Inc.	$1,302,350
25,000	Atara Biotherapeutics, Inc. (a)	945,000
7,000	Celgene Corporation (a)	708,120
7,000	Gilead Sciences, Inc.	586,600

		$3,542,070

	RETAIL — 5.48% of Total Net Assets
7,000	Costco Wholesale Corporation	$1,364,090
7,000	Williams-Sonoma, Inc.	358,610

		$1,722,700

	TRANSPORTATION — 10.30% of Total Net Assets
7,000	FedEx Corporation	$1,837,360
7,000	Kansas City Southern	791,910
7,000	Ryder System, Inc.	609,210

		$3,238,480

	Total Aggressive Growth Stocks (identified cost $9,705,222)	$31,132,120

Principal Amount
	UNITED STATES TREASURY SECURITIES — 1.11% of Total Net Assets
$350,000	United States Treasury bills 1.069%, 02-08-18 (b)	$349,918

	Total United States Treasury Securities (identified cost $349,920)	$349,918

	Total Portfolio — 100.14% of total net assets (identified cost $10,055,142) (c)	$31,482,038
	Liabilities, less other assets (.14% of total net assets)	(45,268)

	Net assets applicable to outstanding shares	$31,436,770

	Notes:
	(a) Non-income producing.
	(b) Interest rate represents yield to maturity.
	(c) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

January 31, 2018

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
ASSETS
Investments at market value (Notes 1, 5 & 6):
Investments other than securities:
Gold assets (identified cost $448,762,090; $—; $— and $—, respectively)	$548,462,296	$—	$—	$—
Silver assets (identified cost $127,141,167; $—; $— and $—, respectively)	133,084,093	—	—	—

	681,546,389	—	—	—
Swiss franc bonds	209,299,141	—	—	—
Real estate and natural resource stocks	514,657,000	—	578,005	—
Aggressive growth stocks	508,418,000	—	—	31,132,120
Corporate bonds	333,298,593	—	5,721,666	—
United States Agency securities	—	1,742,004	—	—
United States Treasury securities	295,871,560	10,719,927	149,965	349,918

Total investments (identified cost $2,046,862,941; $12,481,309; $6,753,899 and $10,055,142, respectively)	2,543,090,683	12,461,931	6,449,636	31,482,038
Cash	6,226,937	—	159,039	369,784
Accounts receivable for shares of the portfolio sold	4,920,436	—	—	100
Accrued interest, dividends and foreign taxes receivable	18,998,356	30,091	59,344	17,490
Prepaid expenses	68,000	346	276	714

Total assets	2,573,304,412	12,492,368	6,668,295	31,870,126

LIABILITIES
Bank overdraft	—	76,856	—	—
Accounts payable for investments purchased	5,998,623	—	149,966	349,920
Accounts payable for shares of the portfolio redeemed	2,226,529	1,039	—	51,795
Accrued investment advisory fees	1,742,250	7,275	4,536	31,243
Accrued distribution and service fees	29,058	—	231	398

Total liabilities	9,996,460	85,170	154,733	433,356

NET ASSETS	$2,563,307,952	$12,407,198	$6,513,562	$31,436,770

Continued on following page.

STATEMENTS OF ASSETS AND LIABILITIES

January 31, 2018

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
COMPONENTS OF NET ASSETS
Capital stock	$61,020	$192	$114	$465
Paid-in capital	2,015,849,466	12,425,903	7,695,128	9,951,198

	2,015,910,486	12,426,095	7,695,242	9,951,663
Undistributed net investment income (loss) (Note 1 & 2)	2,185,031	2,673	(28,055)	(9,107)
Accumulated net realized gain (loss) on investments	48,684,291	(2,192)	(849,362)	67,318
Net unrealized appreciation (depreciation) of investments (Notes 1 & 6)	496,227,742	(19,378)	(304,263)	21,426,896
Net unrealized appreciation on translation of assets and liabilities in foreign currencies	300,402	—	—	—

NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$2,563,307,952	$12,407,198	$6,513,562	$31,436,770

COMPUTATION OF NET ASSETS

CLASS I SHARES
Net assets applicable to outstanding shares	$2,556,581,805	$12,407,198	$6,491,274	$31,308,647
Shares outstanding	60,859,043	191,561	113,296	463,588
Net asset value and redemption proceeds per share	$42.01	$64.77	$57.29	$67.54
CLASS A SHARES
Net assets applicable to outstanding shares	$3,841,714	—	$11,688	$83,290
Shares outstanding	91,603	—	204	1,234
Net asset value per share	$41.94	—	$57.27	$67.47
Offering price per share (NAV per share plus maximum sales charge) (1)	$44.04	—	$59.56	$70.84
CLASS C SHARES
Net assets applicable to outstanding shares	$2,884,433	—	$10,600	$44,833
Shares outstanding	69,198	—	185	670
Net asset value per share	$41.68	—	$57.18	$66.95
Redemption proceeds per share (NAV per share less maximum contingent deferred sales charge) (2)	$41.26	—	$56.61	$66.28

(1)	Maximum sales charge for Class A shares of 5.00% in Permanent Portfolio and Aggressive Growth Portfolio, and 4.00% in Versatile Bond Portfolio.
(2)	Maximum contingent deferred sales charge (CDSC) is 1.00% for Class C shares. The CDSC is eliminated one year after purchase.

See accompanying notes to financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

STATEMENTS OF OPERATIONS

Year Ended January 31, 2018

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

INVESTMENT INCOME (Note 1)
Interest	$22,961,293	$128,611	$289,264	$—
Dividends	22,232,368	—	80,719	598,337
Other income	243,154	—	—	—

	45,436,815	128,611	369,983	598,337
EXPENSES (Notes 3 & 4):
Investment advisory fee	21,161,957	162,514	126,601	338,723
Trustees’ fees and expenses	637,333	3,368	2,588	6,728
Legal expense	109,515	566	450	1,166
Distribution and service fees — Class A	20,214	—	33	115
Distribution and service fees — Class C	6,011	—	106	196

Total expenses	21,935,030	166,448	129,778	346,928
Less waiver of investment advisory fee	—	(68,427)	(39,979)	—

Net expenses	21,935,030	98,021	89,799	346,928

Net investment income before foreign income taxes deducted at source	23,501,785	30,590	280,184	251,409
Less foreign income taxes deducted at source, net of refundable taxes	(108,015)	—	—	—

NET INVESTMENT INCOME	23,393,770	30,590	280,184	251,409

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY (Notes 1, 5 & 6)

Net realized gain (loss) on:
Investments in securities	87,980,053	(2,104)	(814,467)	1,044,530
Investments other than securities	(18,492,544)	—	—	—
Foreign currency transactions	508,708	—	—	—

	69,996,217	(2,104)	(814,467)	1,044,530
Net increase from payment by investment adviser	—	—	55,365	—
Change in unrealized appreciation (depreciation) of:
Investments	151,222,655	(20,227)	498,823	5,315,728
Translation of assets and liabilities in foreign currencies	1,379,952	—	—	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	222,598,824	(22,331)	(260,279)	6,360,258

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$245,992,594	$8,259	$19,905	$6,611,667

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Permanent Portfolio®
	Year Ended January 31, 2018	Year Ended January 31, 2017
OPERATIONS
Net investment income (loss)	$23,393,770	$20,493,477
Net realized gain (loss) on investments in securities	87,980,053	25,138,003
Net realized loss on investments other than securities	(18,492,544)	(14,970,674)
Net realized gain on foreign currency transactions	508,708	2,285,668
Net increase from payment by investment adviser	—	—
Change in unrealized appreciation (depreciation) of investments	151,222,655	353,373,671
Change in unrealized appreciation on translation of assets and liabilities in foreign currencies	1,379,952	685,341

Net increase (decrease) in net assets resulting from operations	245,992,594	387,005,486

EQUALIZATION ON SHARES ISSUED AND REDEEMED	—	—

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2)
Net investment income
Class I	(20,527,218)	(22,940,095)
Class A	(19,608)	(1,549)
Class C	(3,948)	(3,802)
Net realized gain on investments
Class I	(33,225,489)	(3,542,052)
Class A	(39,806)	(264)
Class C	(34,073)	(821)

Total distributions to shareholders	(53,850,142)	(26,488,583)

CAPITAL STOCK TRANSACTIONS
Shares sold
Class I	347,343,707	517,836,019
Class A	2,289,541	1,617,286
Class C	2,258,476	928,623
Distributions reinvested
Class I	45,212,059	22,799,445
Class A	57,259	1,693
Class C	36,739	4,461
Shares redeemed
Class I	(823,126,541)	(869,010,899)
Class A	(266,463)	(54,126)
Class C	(499,999)	(5,899)

Net increase (decrease) from capital stock transactions	(426,695,222)	(325,883,397)

NET INCREASE (DECREASE) IN NET ASSETS	(234,552,770)	34,633,506

NET ASSETS AT BEGINNING OF YEAR	2,797,860,722	2,763,227,216

NET ASSETS AT END OF YEAR	$2,563,307,952	$2,797,860,722

UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$2,185,031	$2,110,151

SHARE TRANSACTIONS
Shares sold
Class I	8,631,738	13,524,314
Class A	56,633	41,551
Class C	56,964	23,902
Distributions reinvested
Class I	1,130,584	591,885
Class A	1,434	44
Class C	924	116
Shares redeemed
Class I	(20,502,915)	(22,917,567)
Class A	(6,651)	(1,408)
Class C	(12,552)	(156)

INCREASE (DECREASE) IN SHARES OUTSTANDING	(10,643,841)	(8,737,319)

Continued on following page.

STATEMENTS OF CHANGES IN NET ASSETS

Short-Term Treasury Portfolio		Versatile Bond Portfolio		Aggressive Growth Portfolio
Year Ended January 31, 2018	Year Ended January 31, 2017	Year Ended January 31, 2018	Year Ended January 31, 2017	Year Ended January 31, 2018	Year Ended January 31, 2017

$30,590	$(32,495)	$280,184	$415,745	$251,409	$176,409
(2,104)	(88)	(814,467)	(90,259)	1,044,530	3,810,232
—	—	—	—	—	—
—	—	—	—	—	—
—	—	55,365	—	—	—
(20,227)	4,617	498,823	1,580,982	5,315,728	2,742,265
—	—	—	—	—	—

8,259	(27,966)	19,905	1,906,468	6,611,667	6,728,906

—	—	—	(6,353)	—	28,568

—	—	(220,521)	(339,975)	(270,077)	(166,334)
—	—	(343)	(432)	(352)	(48)
—	—	(245)	(246)	(252)	(4)

—	—	—	(35,028)	(2,097,165)	(3,990,603)
—	—	—	(46)	(3,463)	(1,523)
—	—	—	(32)	(3,007)	(1,523)

—	—	(221,109)	(375,759)	(2,374,316)	(4,160,035)

1,770,570	2,935,183	2,933,040	4,411,010	1,589,693	2,242,293
—	—	—	14,877	64,203	10,000
—	—	—	10,000	27,600	10,000

—	—	206,294	360,278	2,302,571	3,966,089
—	—	343	478	3,815	1,571
—	—	245	277	3,260	1,527

(5,830,127)	(6,855,564)	(8,384,775)	(4,425,888)	(5,545,108)	(8,190,794)
—	—	(3,899)	(124)	(4,433)	—
—	—	—	—	—	—

(4,059,557)	(3,920,381)	(5,248,752)	370,908	(1,558,399)	(1,959,314)

(4,051,298)	(3,948,347)	(5,449,956)	1,895,264	2,678,952	638,125

16,458,496	20,406,843	11,963,518	10,068,254	28,757,818	28,119,693

$12,407,198	$$16,458,496	$6,513,562	$$11,963,518	$31,436,770	$$28,757,818

$2,673	$—	$(28,055)	$33,714	$(9,107)	$32,392

27,366	45,335	49,838	76,056	24,904	36,515
—	—	—	259	1,047	164
—	—	—	176	426	164

—	—	3,614	6,084	37,673	67,119
—	—	6	8	62	27
—	—	4	5	54	26

(90,143)	(105,849)	(142,838)	(78,634)	(90,019)	(136,001)
—	—	(67)	(2)	(66)	—
—	—	—	—	—	—

(62,777)	(60,514)	(89,443)	3,952	(25,919)	(31,986)

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Permanent Portfolio®

Class I Shares (PRPFX) (1)	Year Ended January 31,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$39.04	$34.37	$40.72	$42.96	$49.59

Income (loss) from investment operations:
Net investment income (2)	.35	.27	.31	.28	.31
Net realized and unrealized gain (loss) on investments and foreign currencies (3)	3.50	4.76	(4.22)	.65	(2.34)

Total income (loss) from investment operations	3.85	5.03	(3.91)	.93	(2.03)

Less distributions from:
Net investment income	(.34)	(.31)	(.41)	(.27)	(.25)
Net realized gain on investments	(.54)	(.05)	(2.03)	(2.90)	(4.35)

Total distributions	(.88)	(.36)	(2.44)	(3.17)	(4.60)

Net asset value, end of year	$42.01	$39.04	$34.37	$40.72	$42.96

Total return (4)	9.97%	14.65%	(9.69)%	2.30%	(4.12)%

Ratios / supplemental data:
Net assets, end of year (in thousands)	$2,556,582	$2,795,366	$2,763,227	$5,634,021	$8,992,350

Portfolio turnover rate	9.03%	19.08%	5.92%	17.43%	4.29%
Ratio of expenses to average net assets:
After Advisory Fee waiver	.82%	.82%	.80%	.76%	.72%
Before Advisory Fee waiver	.82%	.82%	.80%	.78%	.77%
Ratio of net investment income to average net assets:
After Advisory Fee waiver	.88%	.71%	.79%	.65%	.65%
Before Advisory Fee waiver	.88%	.71%	.79%	.63%	.60%

(1)	Information contained herein is for each share of capital stock outstanding throughout each year.
(2)	Net investment income is based on average shares outstanding during the year.
(3)

Per share net realized and unrealized gains or losses on investments and foreign currencies may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except, through January 21, 2016, the $35 one-time account start-up fee.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Permanent Portfolio®

Class A Shares (PRPDX) (1)	Year Ended January 31, 2018	Eight Months Ended January 31, 2017
Net asset value, beginning of period	$39.01	$37.31

Income from investment operations:
Net investment income (loss) (2)	.22	(.30)
Net realized and unrealized gain on investments and foreign currencies (3)	3.52	2.33

Total income from investment operations	3.74	2.03

Less distributions from:
Net investment income	(.27)	(.28)
Net realized gain on investments	(.54)	(.05)

Total distributions	(.81)	(.33)

Net asset value, end of period	$41.94	$39.01

Total return (4)	9.69%	5.45%	†

Ratios / supplemental data:
Net assets, end of period (in thousands)	$3,842	$1,568

Portfolio turnover rate	9.03%	19.08%	†
Ratio of expenses to average net assets	1.07%	1.07%	*
Ratio of net investment income (loss) to average net assets	.55%	(1.17)%	*

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period. Shares commenced operations on May 31, 2016.
(2)	Net investment income (loss) is based on average shares outstanding during the period.
(3)

Per share net realized and unrealized gains or losses on investments and foreign currencies may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Permanent Portfolio®

Class C Shares (PRPHX) (1)	Year Ended January 31, 2018	Eight Months Ended January 31, 2017
Net asset value, beginning of period	$38.87	$37.31

Income from investment operations:
Net investment loss (2)	(.07)	(.21)
Net realized and unrealized gain on investments and foreign currencies (3)	3.48	2.04

Total income from investment operations	3.41	1.83

Less distributions from:
Net investment income	(.06)	(.22)
Net realized gain on investments	(.54)	(.05)

Total distributions	(.60)	(.27)

Net asset value, end of period	$41.68	$38.87

Total return (4)	8.87%	4.92%	†

Ratios / supplemental data:
Net assets, end of period (in thousands)	$2,884	$928

Portfolio turnover rate	9.03%	19.08%	†
Ratio of expenses to average net assets:	1.82%	1.82%	*
Ratio of net investment loss to average net assets:	(.19)%	(.81)%	*

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period. Shares commenced operations on May 31, 2016.
(2)	Net investment loss is based on average shares outstanding during the period.
(3)

Per share net realized and unrealized gains or losses on investments and foreign currencies may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Short-Term Treasury Portfolio

	Year Ended January 31,
Class I Shares (PRTBX) (1)	2018	2017	2016	2015	2014
Net asset value, beginning of year	$64.71	$64.81	$65.20	$65.63	$66.03

Income (loss) from investment operations:
Net investment income (loss) (2)	.14	(.12)	(.40)	(.42)	(.40)
Net realized and unrealized gain (loss) on investments (3)(4)	(.08)	.02	.01	(.01)	—

Total income (loss) from investment operations	.06	(.10)	(.39)	(.43)	(.40)

Less distributions from:
Net investment income	—	—	—	—	—

Total distributions	—	—	—	—	—

Net asset value, end of year	$64.77	$64.71	$64.81	$65.20	$65.63

Total return (4)(5)	.09%	(.15)%	(.60)%	(.66)%	(.61)%

Ratios / supplemental data:
Net assets, end of year (in thousands)	$12,407	$16,458	$20,407	$21,031	$25,237

Portfolio turnover rate (6)	24.81%	—%	—%	—%	—%
Ratio of expenses to average net assets:
After Advisory Fee waiver	.72%	.71%	.71%	.70%	.69%
Before Advisory Fee waiver	1.22%	1.21%	1.21%	1.20%	1.19%
Ratio of net investment income (loss) to average net assets:
After Advisory Fee waiver	.22%	(.18)%	(.62)%	(.64)%	(.60)%
Before Advisory Fee waiver	(.28)%	(.68)%	(1.12)%	(1.14)%	(1.10)%

(1)	Information contained herein is for each share of capital stock outstanding throughout each year.
(2)	Net investment income (loss) is based on average shares outstanding during year.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)

The receipt of a payment from the Fund’s custodian had the effect of increasing net realized and unrealized gain (loss) on investments by $.02 per share and increasing total return by .03% during the year ended January 31, 2016. Without this payment, total return would have been (.63)% during the year then ended.

(5)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except, through January 21, 2016, the $35 one-time account start-up fee.
(6)	Through January 21, 2016, portfolio turnover was not applicable since the Portfolio only invested in securities with maturities of one year or less.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Versatile Bond Portfolio

Class I Shares (PRVBX) (1)	Year Ended January 31,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$58.90	$50.55	$60.50	$60.50	$60.93

Income (loss) from investment operations:
Net investment income (2)	1.54	2.20	2.48	2.37	2.50
Net realized and unrealized gain (loss) on investments (3)(4)	(1.26)	8.07	(9.41)	.23	(.17)

Total income (loss) from investment operations	.28	10.27	(6.93)	2.60	2.33

Less distributions from:
Net investment income	(1.89)	(1.74)	(2.57)	(1.91)	(2.25)
Net realized gain on investments	—	(.18)	(.45)	(.69)	(.51)

Total distributions	(1.89)	(1.92)	(3.02)	(2.60)	(2.76)

Net asset value, end of year	$57.29	$58.90	$50.55	$60.50	$60.50

Total return (4)(5)	.48%	20.29%	(11.76)%	4.37%	3.90%

Ratios / supplemental data:
Net assets, end of year (in thousands)	$6,491	$11,937	$10,068	$18,942	$14,287

Portfolio turnover rate	29.87%	26.35%	15.63%	38.23%	48.71%
Ratio of expenses to average net assets:
After Advisory Fee waiver	.84%	.84%	.84%	.82%	.82%
Before Advisory Fee waiver	1.22%	1.22%	1.22%	1.19%	1.19%
Ratio of net investment income to average net assets:
After Advisory Fee waiver	2.63%	3.86%	4.23%	3.81%	4.05%
Before Advisory Fee waiver	2.26%	3.48%	3.85%	3.44%	3.68%

(1)	Information contained herein is for each share of capital stock outstanding throughout each year.
(2)	Net investment income is based on average shares outstanding during the year.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)

The receipt of a payment from the Fund’s investment adviser had the effect of increasing net realized and unrealized gain (loss) on investments by $.30 per share and increasing total return by .51% during the year ended January 31, 2018. Without this payment, total return would have been (.03)% during the year then ended.

(5)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except, through January 21, 2016, the $35 one-time account start-up fee.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Versatile Bond Portfolio

Class A Shares (PRVDX) (1)	Year Ended January 31, 2018	Eight Months Ended January 31, 2017
Net asset value, beginning of period	$58.86	$56.69

Income from investment operations:
Net investment income (2)	1.35	1.31
Net realized and unrealized gain (loss) on investments (3)(4)	(1.21)	2.71

Total income from investment operations	.14	4.02

Less distributions from:
Net investment income	(1.73)	(1.67)
Net realized gain on investments	—	(.18)

Total distributions	(1.73)	(1.85)

Net asset value, end of period	$57.27	$58.86

Total return (4)(5)	.25%	7.06%	†

Ratios / supplemental data:
Net assets, end of period (in thousands)	$12	$16

Portfolio turnover rate	29.87%	26.35%	†
Ratio of expenses to average net assets:
After Advisory Fee waiver	1.09%	1.09%	*
Before Advisory Fee waiver	1.47%	1.47%	*
Ratio of net investment income to average net assets:
After Advisory Fee waiver	2.31%	3.34%	*
Before Advisory Fee waiver	1.94%	2.96%	*

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period. Shares commenced operations on May 31, 2016.
(2)	Net investment income is based on average shares outstanding during the period.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)

The receipt of a payment from the Fund’s investment adviser had the effect of increasing net realized and unrealized gain (loss) on investments by $.30 per share and increasing total return by .51% during the year ended January 31, 2018. Without this payment, total return would have been (.26)% during the year then ended.

(5)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Versatile Bond Portfolio

Class C Shares (PRVHX) (1)	Year Ended January 31, 2018	Eight Months Ended January 31, 2017
Net asset value, beginning of period	$58.83	$56.69

Income (loss) from investment operations:
Net investment income (2)	.91	1.02
Net realized and unrealized gain (loss) on investments (3)(4)	(1.21)	2.69

Total income (loss) from investment operations	(.30)	3.71

Less distributions from:
Net investment income	(1.35)	(1.39)
Net realized gain on investments	—	(.18)

Total distributions	(1.35)	(1.57)

Net asset value, end of period	$57.18	$58.83

Total return (4)(5)	(.50)%	6.53%	†

Ratios / supplemental data:
Net assets, end of period (in thousands)	$11	$11

Portfolio turnover rate	29.87%	26.35%	†
Ratio of expenses to average net assets:
After Advisory Fee waiver	1.84%	1.84%	*
Before Advisory Fee waiver	2.22%	2.22%	*
Ratio of net investment income to average net assets:
After Advisory Fee waiver	1.56%	2.61%	*
Before Advisory Fee waiver	1.18%	2.23%	*

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period. Shares commenced operations on May 31, 2016.
(2)	Net investment income is based on average shares outstanding during the period.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)

The receipt of a payment from the Fund’s investment adviser had the effect of increasing net realized and unrealized gain (loss) on investments by $.30 per share and increasing total return by .51% during the year ended January 31, 2018. Without this payment, total return would have been (1.01)% during the year then ended.

(5)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Aggressive Growth Portfolio

Class I Shares (PAGRX) (1)	Year Ended January 31,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$58.52	$53.73	$67.53	$65.03	$52.58

Income (loss) from investment operations:
Net investment income (2)	.55	.37	.22	.22	.26
Net realized and unrealized gain (loss) on investments (3)	13.98	14.07	(10.33)	4.28	13.91

Total income (loss) from investment operations	14.53	14.44	(10.11)	4.50	14.17

Less distributions from:
Net investment income	(.63)	(.39)	(.95)	(.21)	(.33)
Net realized gain on investments	(4.88)	(9.26)	(2.74)	(1.79)	(1.39)

Total distributions	(5.51)	(9.65)	(3.69)	(2.00)	(1.72)

Net asset value, end of year	$67.54	$58.52	$53.73	$67.53	$65.03

Total return (4)	25.82%	26.70%	(15.50)%	6.83%	26.84%

Ratios / supplemental data:
Net assets, end of year (in thousands)	$31,309	$28,736	$28,120	$44,954	$48,167

Portfolio turnover rate	3.65%	5.52%	7.22%	5.06%	.31%
Ratio of expenses to average net assets	1.21%	1.21%	1.21%	1.20%	1.20%
Ratio of net investment income to average net assets	.88%	.62%	.34%	.32%	.44%

(1)	Information contained herein is for each share of capital stock outstanding throughout each year.
(2)	Net investment income is based on average shares outstanding during the year.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except, through January 21, 2016, the $35 one-time account start-up fee.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Aggressive Growth Portfolio

Class A Shares (PAGDX) (1)	Year Ended January 31, 2018	Eight Months Ended January 31, 2017
Net asset value, beginning of period	$58.50	$60.81

Income from investment operations:
Net investment income (loss) (2)	.32	(.01)
Net realized and unrealized gain on investments (3)	14.03	7.25

Total income from investment operations	14.35	7.24

Less distributions from:
Net investment income	(.50)	(.29)
Net realized gain on investments	(4.88)	(9.26)

Total distributions	(5.38)	(9.55)

Net asset value, end of period	$67.47	$58.50

Total return (4)	25.49%	11.76%	†

Ratios / supplemental data:
Net assets, end of period (in thousands)	$83	$11

Portfolio turnover rate	3.65%	5.52%	†
Ratio of expenses to average net assets	1.46%	1.46%	*
Ratio of net investment income (loss) to average net assets	.51%	(.01)%	*

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period. Shares commenced operations on May 31, 2016.
(2)	Net investment income (loss) is based on average shares outstanding during the period.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Aggressive Growth Portfolio

Class C Shares (PAGHX) (1)	Year Ended January 31, 2018	Eight Months Ended January 31, 2017

Net asset value, beginning of period	$58.44	$60.81

Income from investment operations:
Net investment loss (2)	(.22)	(.33)
Net realized and unrealized gain on investments (3)	14.02	7.24

Total income from investment operations	13.80	6.91

Less distributions from:
Net investment income	(.41)	(.02)
Net realized gain on investments	(4.88)	(9.26)

Total distributions	(5.29)	(9.28)

Net asset value, end of period	$66.95	$58.44

Total return (4)	24.55%	11.20%	†

Ratios / supplemental data:
Net assets, end of period (in thousands)	$45	$11

Portfolio turnover rate	3.65%	5.52%	†
Ratio of expenses to average net assets	2.21%	2.21%	*
Ratio of net investment loss to average net assets	(.34)%	(.76)%	*

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period. Shares commenced operations on May 31, 2016.
(2)	Net investment loss is based on average shares outstanding during the period.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

January 31, 2018

1.	SIGNIFICANT ACCOUNTING POLICIES

Permanent Portfolio Family of Funds (“Fund”) was organized on September 21, 2015 as a Delaware statutory trust under the laws of the State of Delaware and is an open-end, series, management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is the successor to Permanent Portfolio Family of Funds, Inc., a Maryland corporation organized on December 14, 1981, pursuant to a plan of reorganization implemented on May 27, 2016. The Fund currently consists of the following four series (each a “Portfolio”): Permanent Portfolio®, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio. Permanent Portfolio®, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio commenced investment operations on December 1, 1982, September 21, 1987, November 12, 1991 and May 16, 1990, respectively. Effective May 31, 2016, existing shares of each Portfolio were renamed Class I shares, and Permanent Portfolio®, Versatile Bond Portfolio and Aggressive Growth Portfolio commenced offering Class A and Class C shares for purchase through brokers and dealers.

Each share class has equal rights as to earnings and assets except that each class bears different shareholder servicing and distribution expenses. Each share class has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each share class based on its relative net assets.

Each of the Fund’s Portfolios is an investment company, and accordingly, each Portfolio follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification “Financial Services — Investment Companies (Topic 946).” The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses earned and incurred, respectively, during the reporting period. Actual results could differ from those estimates.

Valuation of Investments

Each Portfolio’s assets are valued primarily at market value on the basis of the last quoted sales price on the exchange or system on which they are principally traded. Equity securities traded on the Nasdaq National Market System are normally valued at the Nasdaq Official Closing Price provided by Nasdaq, usually as of 4:00 p.m. Eastern Time each business day. Equity securities that are not traded on a listed exchange or system are valued at the last sales price in the over-the-counter market. If there is no trading in an investment on a business day, the investment will be valued at the mean between its closing bid and asked prices on the exchange or system on which the security is principally traded. Short- and long-term debt securities, including U.S. government and agency securities, listed corporate bonds, other fixed income securities and unlisted securities, are generally valued at the latest price furnished by an independent pricing service. Gold and silver bullion are valued at the closing spot settlement price on the New York Commodity Exchange. Gold and silver coins are valued at the price furnished by an independent pricing service. Deposits of Swiss francs and Swiss government bonds will be valued each business day at prices (converted

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

January 31, 2018

into U.S. dollars) quoted by an independent pricing service. Foreign securities traded on an exchange are valued on the basis of market quotations most recently available from that exchange. All investments denominated in foreign currencies are converted into U.S. dollars using exchange rates obtained from an independent pricing service. Investments for which bona fide market quotations are not readily available, or investments for which the Fund’s investment adviser determines that a quotation or a price for a portfolio security provided by a dealer or an independent pricing service is not believed to be reflective of market value, are valued by the Valuation Committee of the Fund’s investment adviser pursuant to fair value procedures approved by the Fund’s Board of Trustees.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during a reporting period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 — Quoted prices in active markets for identical assets

The Fund’s Level 1 valuation techniques use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

Level 2 — Significant other observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Observable inputs may include quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active, in which there are few transactions, where prices may not be current, or where price quotations vary substantially over time or among market participants. Inputs that are observable for an asset or liability in Level 2 include such factors as interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar assets or liabilities.

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund’s Level 3 valuation techniques include the use of unobservable inputs that reflect assumptions market participants may use or could be expected to use in pricing an asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that it might reasonably be expected to receive for an investment upon its current sale, consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include,

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

January 31, 2018

but are not limited to: (i) type of the investment; (ii) existence of any contractual restrictions on the investment’s disposition; (iii) price and extent of public trading in similar investments or of comparable investments; (iv) quotations or evaluated prices from broker-dealers and/or pricing services; (v) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); (vi) analysis of an issuer’s financial statements; (vii) evaluation of the forces that influence the issuer and the market(s) in which the investment is purchased and sold; and (viii) with respect to debt securities, maturity, coupon, creditworthiness, spread, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund’s assets:

	Level 1 (Quoted Prices in Active Markets for Identical Assets)	Level 2 (Significant Other Observable Inputs)	Level 3 (Significant Unobservable Inputs)	Total

PERMANENT PORTFOLIO®
Gold assets	$548,462,296	$—	$—	$548,462,296
Silver assets	133,084,093	—	—	133,084,093
Swiss franc bonds	—	209,299,141	—	209,299,141
Real estate and natural resource stocks	514,657,000	—	—	514,657,000
Aggressive growth stocks †	508,418,000	—	—	508,418,000
Dollar assets:
Corporate bonds †	—	333,298,593	—	333,298,593
United States Treasury securities	—	295,871,560	—	295,871,560

Total Portfolio	$1,704,621,389	$838,469,294	$—	$2,543,090,683

	67.03%	32.97%	—%	100.00%

SHORT-TERM TREASURY PORTFOLIO
United States Agency securities	$—	$1,742,004	$—	$1,742,004
United States Treasury securities	—	10,719,927	—	10,719,927

Total Portfolio	$—	$12,461,931	$—	$12,461,931

	—%	100.00%	—%	100.00%

VERSATILE BOND PORTFOLIO
Corporate bonds †	$—	$5,721,666	$—	$5,721,666
United States Treasury securities	—	149,965	—	149,965
Real estate and natural resource stocks	578,005	—	—	578,005

Total Portfolio	$578,005	$5,871,631	$—	$6,449,636

	8.96%	91.04%	—%	100.00%

AGGRESSIVE GROWTH PORTFOLIO
Aggressive growth stocks †	$31,132,120	$—	$—	$31,132,120
United States Treasury securities	—	349,918	—	349,918

Total Portfolio	$31,132,120	$349,918	$—	$31,482,038

	98.89%	1.11%	—%	100.00%

†

See the Schedules of Investments for Permanent Portfolio and Aggressive Growth Portfolio for each Portfolio’s industry classification of aggressive growth stocks and the Schedules of Investments for Permanent Portfolio and Versatile Bond Portfolio for each Portfolio’s industry classification of corporate bonds.

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

January 31, 2018

Transfers between levels are recognized at the end of a reporting period. As of January 31, 2018, the Fund’s Portfolios reclassified United States Treasury and Agency securities as applicable from Level 1 to Level 2. With the exception of the Versatile Bond Portfolio as more fully described below, there were no other transfers into or out of Levels 1 and 2 during the year ended January 31, 2018. The Fund’s Permanent Portfolio, Short-Term Treasury Portfolio and Aggressive Growth Portfolio held no Level 3 assets during the year then ended.

As of January 31, 2018, the Fund’s Versatile Bond Portfolio held no Level 3 assets. During the year then ended, the Versatile Bond Portfolio converted a bond investment, fair valued at $352,000 as of July 31, 2017, to common stock valued at $578,005, due to a corporate reorganization as the issuer emerged from a bankruptcy proceeding. While the issuer was in the bankruptcy proceeding, the bond investment was classified as Level 3, and the common stock subsequently received through the issuer’s reorganization is classified as Level 1.

As of January 31, 2018 and during the year then ended, the Fund did not hold any derivative instruments, nor did it engage in any hedging activities using derivative instruments.

Translation of Foreign Currencies

Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars on the following basis: (i) market value of investment securities and other assets and liabilities are translated at the closing rate of exchange; and (ii) purchases and sales of investment securities, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The Fund separately reports the portions of the results of operations attributable to the effect of changes in foreign exchange rates on the value of investments. Reported net realized gains or losses on foreign currency transactions arise from sales of foreign currencies, foreign currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books versus the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains or losses arise from changes in the exchange rate applicable to cash, receivables and liabilities denominated in foreign currencies.

Investment Transactions and Investment Income

Investment transactions are accounted for on the date of purchase, sale or maturity. Interest income is accrued daily and includes amortization of any premiums or discounts for financial and tax reporting purposes using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are recorded on an identified cost basis for financial and tax reporting purposes.

During the year ended January 31, 2018, investment income was earned as follows:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Interest:
Corporate bonds	$6,211,738	$—	$285,802	$—
Swiss franc assets	3,266,520	—	—	—
United States Treasury and Agency securities	13,483,035	128,611	3,462	—
Dividends	22,232,368	—	80,719	598,337
Other income	243,154	—	—	—

	$45,436,815	$128,611	$369,983	$598,337

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

January 31, 2018

Federal Taxes

Each of the Fund’s Portfolios will continue to be treated as a separate regulated investment company and each Portfolio intends to qualify under Subchapter M of the United States Internal Revenue Code of 1986, as amended (“Code”). Accordingly, no provision has been made for United States income taxes, as each Portfolio intends to declare necessary dividend distributions from investment company taxable income and net realized capital gains, if any, to its shareholders prior to October 15, 2018, pursuant to the requirements of the Code.

As of January 31, 2018, the Fund’s Permanent Portfolio and Aggressive Growth Portfolio had no capital loss carryforwards available to offset future realized gains, if any, while the Fund’s Short-Term Treasury Portfolio had $1,378 of short-term capital loss carryforwards and $814 of long-term capital loss carryforwards, and the Fund’s Versatile Bond Portfolio had $558,290 of long-term capital loss carryforwards available, respectively, to offset future realized gains, if any. Any capital losses incurred in taxable years beginning after December 22, 2010 (“Post-2010 Losses”) may be carried forward without limit and do not expire, and such capital loss carryforwards must be fully utilized before capital loss carryforwards from earlier periods may be utilized. As a result, if the Fund’s Portfolios have Post-2010 Losses, capital loss carryforwards from earlier periods may be more likely to expire unused. Additionally, net capital losses attributable to investment transactions that occur after October 31 and ordinary losses that occur after December 31 (“Post-October” and “Late-Year Ordinary” losses, respectively), if any, are recognized for federal tax purposes as arising on February 1, the first day of each Portfolio’s next taxable year. The Fund’s Permanent Portfolio and Short-Term Treasury Portfolio had no Post-October losses or Late-Year Ordinary losses, the Fund’s Versatile Bond Portfolio had $291,072 of Post-October losses and $28,055 of Late-Year Ordinary losses and the Fund’s Aggressive Growth Portfolio had $23,155 of Late-Year Ordinary losses.

During the year ended January 31, 2018, the Fund’s Permanent Portfolio, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio incurred no federal excise tax.

The Fund’s Portfolios recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund’s Portfolios have analyzed their respective tax positions and have concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns previously filed for open tax years 2015 through 2017 or expected to be taken on the Fund’s Portfolios’ 2018 tax returns. The Fund’s Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Equalization

The Fund follows the accounting practice of equalization, by which a portion of the proceeds from sales and a portion of the costs of redemptions of shares of capital stock are allocated to undistributed net investment income. The effect of this practice is to prevent the calculation of net investment income per share from being affected by sales or redemptions of shares in each Portfolio, and for periods of net issuances of shares, allows undistributed net investment income to exceed distributable investment company taxable income.

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NOTES TO FINANCIAL STATEMENTS

January 31, 2018

Indemnifications

The Fund indemnifies its officers and trustees for certain liabilities that might arise from the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which may provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves future claims that may be made against the Fund under circumstances that have not occurred.

2.	DISTRIBUTIONS TO SHAREHOLDERS

On December 6, 2017, the Fund paid ordinary income dividends and capital gain distributions to shareholders of record on December 5, 2017. The per share amounts per Portfolio were as follows:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Ordinary Income Dividends
Class I shares	$.33584	$—	$1.88511	$.62882
Class A shares	.26777	—	1.72952	.49632
Class C shares	.06298	—	1.35409	.40976

Short-Term Capital Gain Distributions
Class I shares	.00386	—	—	.10758
Class A shares	.00386	—	—	.10758
Class C shares	.00386	—	—	.10758

Long-Term Capital Gain Distributions
Class I shares	.53973	—	—	4.77525
Class A shares	.53973	—	—	4.77525
Class C shares	.53973	—	—	4.77525

The federal income tax character of such dividends and distributions paid was as follows:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Ordinary income	$20,787,229	$—	$221,109	$317,030
Long-term capital gain †	33,062,913	—	—	2,057,286

	$53,850,142	$—	$221,109	$2,374,316

†	Capital gain distribution pursuant to Section 852(b)(3) of the Code.

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NOTES TO FINANCIAL STATEMENTS

January 31, 2018

On December 7, 2016, the Fund paid ordinary income dividends and capital gain distributions to shareholders of record on December 6, 2016. The per share amounts per Portfolio were as follows:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Ordinary Income Dividends
Class I shares	$.31139	$—	$1.73635	$.38601
Class A shares	.28206	—	1.66502	.29484
Class C shares	.22274	—	1.39311	.02260

Short-Term Capital Gain Distributions
Class I shares	—	—	.13843	—
Class A shares	—	—	.13843	—
Class C shares	—	—	.13843	—

Long-Term Capital Gain Distributions
Class I shares	.04808	—	.04047	9.26101
Class A shares	.04808	—	.04047	9.26101
Class C shares	.04808	—	.04047	9.26101

The federal income tax character of such dividends and distributions paid was as follows:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Ordinary income	$22,945,446	$—	$367,817	$166,386
Long-term capital gain †	3,543,137	—	7,942	3,993,649

	$26,488,583	$—	$375,759	$4,160,035

†	Capital gain distribution pursuant to Section 852(b)(3) of the Code.

Dividends to shareholders from net investment income and distributions to shareholders from net realized gain on investments, if any, are recorded on the ex-dividend date. The amount of such dividends and distributions are determined in accordance with the Code, which may differ from accounting principles generally accepted in the United States. These differences result primarily from different treatment of net investment income and net realized gains on certain investment securities held by the Fund’s Portfolios. During the year ended January 31, 2018: (i) the Fund’s Permanent Portfolio reclassified $508,708 from accumulated net realized gain on investments to undistributed net investment income and $3,276,824 from undistributed net investment income to paid-in capital; (ii) the Fund’s Short-Term Treasury Portfolio reclassified $27,917 from undistributed net investment income to paid-in capital; (iii) the Fund’s Versatile Bond Portfolio reclassified $120,844 from undistributed net investment income to paid-in capital; and (iv) the Fund’s Aggressive Growth Portfolio reclassified $22,227 from undistributed net investment income to paid-in capital, to reflect such book and tax basis differences.

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NOTES TO FINANCIAL STATEMENTS

January 31, 2018

As of January 31, 2018, the components of distributable earnings on a tax basis were as follows:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Distributable ordinary income	$2,290,147	$2,673	$—	$14,048
Undistributed capital gains (losses)	48,579,175	(2,192)	(558,290)	67,318
Post-October and Late-Year Ordinary losses	—	—	(319,127)	(23,155)
Unrealized appreciation (depreciation) on investments and foreign currencies	496,528,144	(19,378)	(304,263)	21,426,896

	$547,397,466	$(18,897)	$(1,181,680)	$21,485,107

3.	INVESTMENT ADVISER AND INVESTMENT ADVISORY CONTRACT

Pacific Heights Asset Management, LLC (“Pacific Heights”) has served as the Fund’s investment adviser since May 1, 2003. In accordance with the terms of the Investment Advisory Contract, dated January 21, 2016 (“Contract”), Pacific Heights, subject to the oversight of the Fund’s Board of Trustees: (i) furnishes each Portfolio with a continuous investment program, including investment research, advice and management, with respect to all securities, other investments and cash or cash equivalents in each Portfolio; (ii) furnishes the Fund all necessary administrative, accounting, clerical, statistical, correspondence and other services; (iii) furnishes or pays for all supplies, printed material and office space as the Fund may require; and (iv) pays or reimburses such Fund and Portfolio expenses as specified in the Contract. For its services under the Contract, Pacific Heights receives, before any waivers, investment advisory fees which are calculated daily and paid monthly, at the annual rates as a percentage of average daily net assets of each Portfolio of the Fund (“Advisory Fee”) as follows: (i) 1.1875% of the first $200 million of the Portfolio’s average daily net assets; (ii) .8750% of the next $200 million of the Portfolio’s average daily net assets; (iii) .8125% of the next $200 million of the Portfolio’s average daily net assets; and (iv) .7500% of all of the Portfolio’s average daily net assets in excess of $600 million.

All fees and expenses payable by the Fund pursuant to the Contract and attributable only to one Portfolio are borne entirely by that Portfolio; all other fees and expenses are allocated among the Fund’s Portfolios in proportion to their net assets. Except for: (i) The Advisory Fee payable to Pacific Heights; (ii) All fees, costs, expenses and allowances payable to any person, firm or corporation in relation to the Portfolio’s investments, including interest on borrowings; (iii) All taxes of any kind payable by the Portfolio; (iv) All brokerage commissions and other charges in the purchase and sale of the Portfolio’s assets; (v) All fees and expenses of trustees of the Fund, including fees and disbursements to counsel to those trustees who are not interested persons of the Fund or Pacific Heights; (vi) Payments pursuant to any plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act; and (vii) all extraordinary fees, costs and expenses of the Fund or any Portfolio, as defined in the Contract, Pacific Heights pays or reimburses the Fund for substantially all of the Portfolios’ ordinary operating expenses out of its Advisory Fee.

Pursuant to an Advisory Fee Waiver and Expense Assumption Agreement dated December 8, 2017 (“Waiver Agreement”), effective through June 1, 2019, Pacific Heights has agreed to waive portions of its Advisory Fee allocable to: (i) the Short-Term Treasury Portfolio, such that the

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January 31, 2018

Advisory Fee paid by the Portfolio does not exceed an annual rate of .6875% of the Portfolio’s average daily net assets; and (ii) the Versatile Bond Portfolio, such that the Advisory Fee paid by the Portfolio does not exceed an annual rate of .8125% of the Portfolio’s average daily net assets. Pacific Heights is not eligible for reimbursement of any amounts waived under the Waiver Agreement. The Waiver Agreement may be terminated or amended only in writing and only with the approval of the Fund’s Board of Trustees.

Pacific Heights is a California limited liability company. Pacific Heights’ manager and the sole trustee of its sole member is Michael J. Cuggino (who is also its President and Chief Executive Officer). Mr. Cuggino is also the President, Secretary and Chairman of the Board of Trustees of the Fund, and has been the portfolio manager of the Fund’s Portfolios since May 1, 2003. In addition to the benefits that result from being the trustee of the sole member of Pacific Heights, Mr. Cuggino was paid $100,000 by the Fund during the year ended January 31, 2018 for his service as a trustee of the Fund.

Annual Renewal of Investment Advisory Contract (Unaudited)

At an “in person” meeting held on December 7-8, 2017 (“December Meeting”), the Fund’s Board of Trustees (“Board”), including all of the Fund’s trustees who are not “interested persons” of the Fund as defined under the 1940 Act (“Independent Trustees”), unanimously approved the continuation of the Contract for each of the Fund’s Portfolios.

In preparation for consideration of the continuance of the Contract, the Board reviewed a variety of materials provided by Pacific Heights prior to the Board’s September 2017 meeting, including memoranda provided by Pacific Heights responding to information requests from the Independent Trustees and material prepared by an independent third party firm, containing information comparing the expenses of the Fund’s Portfolios to other comparable mutual funds selected by the firm (“Peer Groups”) and information regarding the performance of the Fund’s Portfolios relative to relevant market indices and the performance of the Peer Groups. The Board, and separately, the Independent Trustees, discussed these materials at meetings in September 2017. During the December Meeting, the trustees met with senior management of the Fund and Pacific Heights to further discuss the Contract and the information provided. The Independent Trustees also met again independently during the December Meeting. The Independent Trustees were assisted by counsel that is independent of Fund management and Pacific Heights during their deliberations regarding the Contract, and also received materials discussing the legal standards applicable to their consideration of the proposed continuation of the Contract. The Contract review extended over two regular meetings of the Board to ensure that Fund management and Pacific Heights had time to respond to any questions the Independent Trustees may have had on their initial review of the materials prepared for the Contract review and that the Independent Trustees had time to consider those materials.

In connection with its consideration of the continuation of the Contract, the Board evaluated the terms of the Contract, the overall fairness of the Contract to the Portfolios and whether the Contract was in the best interests of each Portfolio and its shareholders. The Board considered all factors it deemed relevant with respect to the Portfolios, including: (i) the nature, extent and quality of the services provided by Pacific Heights; (ii) the investment performance of the Portfolios compared to relevant market indices and the performance of the Peer Groups; (iii) the

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NOTES TO FINANCIAL STATEMENTS

January 31, 2018

Portfolios’ fees and expenses; (iv) economies of scale and whether fee levels reflect any such economies of scale for the benefit of Portfolio shareholders; and (v) the profit or loss realized by Pacific Heights and any fall-out benefits to Pacific Heights from its relationship with the Portfolios. The class of shares used for comparative performance and expense analysis was the share class with the longest performance history and lowest expenses available for purchase by the general public, which are the Portfolio’s Class I shares. The Board considered that the use of Class I shares data generally facilitates a long-term, meaningful comparison for performance and expense analysis purposes. While each Trustee may have attributed different weights to the various factors, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically in connection with the Contract review. The Board members did not identify any particular information or factor that was all-important or controlling.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by Pacific Heights to the Fund. With respect to investment advisory services, the Board considered the overall reputation and capabilities of Pacific Heights, its investment philosophy and decision-making processes, the professional experience and tenure of personnel at Pacific Heights who perform investment research and manage the Portfolios’ investments and the resources devoted to implementation and oversight of each Portfolio’s investment strategy. With respect to non-advisory services, the Board considered, among other things, the professional experience and tenure of Pacific Heights’ management personnel responsible for Portfolio operations, the responsibilities of these personnel and the level of service provided to the Fund. In this regard, the Board considered the Fund’s compliance program and compliance history and the compliance-related resources provided to the Fund by Pacific Heights. The Board also considered Pacific Heights’ financial condition. The Board noted that it reviews Pacific Heights’ audited and unaudited financial statements on a regular basis and that Pacific Heights has the financial resources to fulfill its obligations under the Contract.

After reviewing these and other related factors, the Board agreed that Pacific Heights had experienced personnel, sufficient infrastructure and resources and had delivered quality investment advisory, administrative, accounting, compliance and other services to the Fund and could reasonably be expected to continue providing quality services.

Portfolio Performance

The Board reviewed the short-, intermediate-, and long-term investment performance of each of the Portfolios. The Board noted that, on a regular basis, Pacific Heights provides information regarding the performance of each Portfolio and discusses with the Board the factors contributing to each Portfolio’s performance. In addition, as part of its review of the Contract, the Board reviewed a report prepared by an independent third-party firm containing information comparing the performance of each Portfolio to its Peer Group and a similarly selected benchmark index (each, an “Index”) for the one-, three-, five- and ten-year periods ended June 30, 2017. The Board considered the much broader performance universe data compiled by the third-party firm and noted the inherent weakness of such wide-ranging data in providing appropriate performance comparisons for specialized strategies. Using the material prepared by the third-party firm, the Board observed the following with respect to the total return performance (before taxes) of the

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January 31, 2018

Portfolios as compared to each of the respective selected Peer Groups and Indices: (i) the Permanent Portfolio’s performance lagged both the average and median performance of its Peer Group for the one-, three-, five-, and ten-year measurement periods and exceeded the performance of the Index for the ten-year period, but lagged for the one-, three- and five-year periods; (ii) the Short-Term Treasury Portfolio’s performance lagged the average but represented the median performance of its Peer Group for the one-year measurement period, lagged the average and median performance of its Peer Group for the three-, five- and ten-year periods, and lagged the Index for the measurement periods; (iii) the Versatile Bond Portfolio’s performance exceeded the average and median performance of its Peer Group for the one-year measurement period, lagged the average and median performance of its Peer Group for the three- and ten-year periods, lagged the average but represented the median performance of its Peer Group for the five-year period, and exceeded the Index for the one-year period but lagged for the three-, five- and ten-year periods; and (iv) the Aggressive Growth Portfolio’s performance exceeded the average and median performance of its Peer Group for the one-, five- and ten-year measurement periods, but lagged the average and median performance of its Peer Group for the three-year period, and exceeded the Index for the one-year period, but lagged for the three-, five- and ten-year periods. The Trustees also compared each Portfolio’s total return performance (before taxes) against its respective benchmark index(es) for the one-, five- and ten-year periods ended September 30, 2017, and observed the following: (i) the Permanent Portfolio’s performance exceeded the returns of the Citigroup 3-Month U.S. Treasury Bill Index for each measurement period, but lagged the returns of the Standard & Poor’s 500 Composite Stock Index (“S&P 500 Index”) for the measurement periods; (ii) the Short-Term Treasury Portfolio’s performance lagged the returns of the Citigroup 3-Month U.S. Treasury Bill Index for the measurement periods; (iii) the Versatile Bond Portfolio’s performance exceeded the returns of the Bloomberg Barclay’s Global Aggregate (Excluding Securitized) Bond Index for the one- and five-year measurement periods, but lagged for the ten-year period; and (iv) the Aggressive Growth Portfolio’s performance exceeded the returns of the S&P 500 Index for the one-year measurement period, but lagged for the five- and ten-year periods and lagged the returns of the Dow Jones Industrial Average for the measurement periods. The Board observed that neither the Portfolios’ benchmark indices nor the third-party firm’s selected Indices reflect deductions for any fees, expenses or taxes.

The Board also considered the performance reports received throughout the year, which reflected variability of returns over the course of the year. On the basis of all performance information provided to it, the Board observed the following with respect to each Portfolio’s performance. The Board noted that the Permanent Portfolio’s performance was consistent with its long-term view and its fundamental investment strategy to maintain a fixed allocation of specified asset categories. In this regard the Board took into consideration that, given the limited allocation of Portfolio assets to equity securities, the Portfolio could be expected to underperform an all equity index in a rising equity market environment. With respect to the Versatile Bond Portfolio and the Aggressive Growth Portfolio, the Board noted that, as a general matter, each Portfolio had periods of both underperformance and outperformance. With regard to the Short-Term Treasury Portfolio, the Board noted that the prolonged period of historically low interest rates on short-term U.S. Treasury securities had generally resulted in underperformance of the Portfolio. The Board further noted, however, that the shareholder-approved change to the Short-Term Treasury Portfolio’s investment strategy in 2016, coupled with the gradual rise in yields on short-term U.S. Treasury securities, had resulted in somewhat improved investment performance in 2017 (after fee

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NOTES TO FINANCIAL STATEMENTS

January 31, 2018

waivers). Nevertheless, the Board concluded that it would closely monitor the Short-Term Treasury Portfolio’s performance.

Portfolio Fees and Expenses

The Board reviewed the Advisory Fee payable by each Portfolio, as well as each Portfolio’s overall expense ratio. Utilizing the report prepared by the third-party firm, the Board considered each Portfolio’s Advisory Fee and overall expense ratio against the median of the advisory fees and overall expense ratios for such Portfolio’s Peer Group and observed the following: (i) for the Permanent Portfolio, its Advisory Fee was higher than the median in its Peer Group, and its overall expense ratio was lower than the median in its Peer Group; (ii) for the Short-Term Treasury Portfolio (after fee waivers), its Advisory Fee was higher than the median in its Peer Group and its overall expense ratio was at the median in its Peer Group; (iii) for the Versatile Bond Portfolio (after fee waivers), its Advisory Fee was higher than the median in its Peer Group and its overall expense ratio was higher than the median in its Peer Group; and (iv) for the Aggressive Growth Portfolio, its Advisory Fee was higher than the median in its Peer Group and its overall expense ratio was lower than the median in its Peer Group. The Board observed that the Permanent Portfolio’s overall expense ratio at January 31, 2017, was slightly higher than at January 31, 2016 while the other Portfolios’ expense ratios had remained the same during that period.

In reviewing the third-party firm materials, the Board noted that, unlike the mutual funds comprising the Portfolios’ Peer Groups, the Portfolios operate under a unitary fee structure whereby many of the Portfolios’ ordinary operating expenses are paid by Pacific Heights out of its Advisory Fee rather than directly by the Portfolios. These operating expenses include, but are not limited to, charges of the Fund’s transfer agent and custodian, accounting fees, audit fees, legal fees of Fund counsel not associated with litigation, printing, postage, registration fees and general administrative expenses. The Board considered that most mutual funds do not operate under a unitary fee structure and pay service providers directly for many of these expenses. The Board noted the difficulty of comparing the Portfolios to non-unitary fee funds and observed that, given the Portfolios’ unitary fee structure, the Portfolios’ other ordinary operating expenses were minimal, an observation borne out by the fact that the non-management expenses for each of the Portfolios were the lowest or among the lowest in each Portfolio’s respective Peer Group. As a result, the Board placed greater value on the data comparing each Portfolio’s overall expense ratio to the overall expense ratios of other funds in its Peer Group. The Board also observed that the unitary fee provides predictability in Portfolio expenses at various asset levels and also protects the Portfolios against the risks of increase in third-party service provider fees and other expenses covered under the unitary fee.

Economies of Scale and Whether Fee Levels Reflect Economies of Scale

The Board next considered each Portfolio’s fee structure and whether fee levels reflect economies of scale for the benefit of Portfolio shareholders. The Board recognized that one method to help ensure that shareholders share in economies of scale is to include breakpoints in a fund’s advisory fee schedule. The Board noted that the Contract has breakpoints that provide for a reduction of the Advisory Fee as assets increase and that the Advisory Fee Waiver and Expense Assumption Agreement, dated March 17, 2017 (“Waiver Agreement”), provided for fee waivers for the Short-Term Treasury Portfolio and the Versatile Bond Portfolio before any breakpoints contemplated by the Contract had been reached. The Board noted that, under the Waiver Agreement, Pacific

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January 31, 2018

Heights waives its Advisory Fee so that the Advisory Fee paid by the Short-Term Treasury Portfolio does not exceed an annual rate of .6875% of the Portfolio’s average daily net assets, the Advisory Fee paid by the Versatile Bond Portfolio does not exceed an annual rate of .8125% of the Portfolio’s average daily net assets, and Pacific Heights is not eligible for reimbursement of any amounts waived under the Waiver Agreement. The Board further noted that Pacific Heights proposed to extend the terms of the Waiver Agreement under a new Advisory Fee Waiver and Expense Assumption Agreement identical in terms to the Waiver Agreement, except that the new waiver agreement would remain in effect until June 1, 2019 (“Proposed Waiver Agreement”). After considering whether the limitation on the Advisory Fee paid by the Short-Term Treasury Portfolio in the Proposed Waiver Agreement should be lowered, the Board determined that the Portfolio’s expense ratio after the fee waiver was reasonable given the Portfolio’s size.

After reviewing these and other related factors, the Board agreed that the terms of the Proposed Waiver Agreement were appropriate and that the current fee arrangements continued to provide appropriate sharing of economies of scale between Portfolio shareholders and Pacific Heights.

Profitability and Other Benefits to Pacific Heights

In analyzing Pacific Heights’ cost of services and profitability, the Board considered the information received throughout the year on revenues earned and expenses incurred by Pacific Heights related to Portfolio operations. As part of its annual review of the Contract, the Board also reviewed a profitability analysis provided by Pacific Heights that compares Pacific Heights’ profitability for the six months ended June 30, 2017, and the year ended December 31, 2016, to that of certain publicly-traded investment advisers as of their most recently reported fiscal year ends. In reviewing Pacific Heights’ profitability, the Board observed that: (i) Pacific Heights provides, directly or through third parties, all of the services necessary for the Portfolios’ operations, and that the Advisory Fee paid to Pacific Heights reflects these obligations; (ii) the Permanent Portfolio’s overall expense ratio was lower than the median and the second lowest in its Peer Group and Pacific Heights operated certain other Portfolios at a loss; and (iii) Pacific Heights’ financial health had allowed it to make significant investments back into the Fund for the benefit of the Portfolios. The Board recognized that, as a business matter, Pacific Heights is entitled to earn a reasonable level of profit for the services it provides to the Fund and the entrepreneurial risk that it assumes as the adviser to the Portfolios.

The Board also considered any “fall-out” or ancillary benefits likely to accrue to Pacific Heights from its relationship with the Portfolios, including greater exposure in the marketplace with respect to Pacific Heights’ investment process and increasing assets under management in the Portfolios. The Board noted that Pacific Heights’ sole business is to manage the Fund and its Portfolios; therefore, any “fall-out” benefits likely to accrue to Pacific Heights would also benefit the Fund and its Portfolios.

Based on the information presented, reviewed and discussed, the Board considered the following factors and reached the following conclusions:

1)

The nature, extent, and quality of the services provided by Pacific Heights. Conclusion: Pacific Heights had provided and could reasonably be expected to continue to provide an appropriate level of service to each Portfolio.

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NOTES TO FINANCIAL STATEMENTS

January 31, 2018

2)

The investment performance of the Portfolios compared to relevant market indices and the performance of the Peer Groups. Conclusion: the Permanent Portfolio’s performance was satisfactory taking into account its investment objective and fundamental asset allocation strategy; the Short-Term Treasury Portfolio’s performance was impacted by its investment strategy and the prolonged period of historically low interest rates and the Board would monitor the Portfolio closely; the Versatile Bond Portfolio’s performance was satisfactory; and the Aggressive Growth Portfolio’s performance was satisfactory.

3)

The Portfolios’ fees and expenses. Conclusion: the Advisory Fee payable by each of the Portfolios was fair and reasonable given the nature and quality of the services provided. The overall expense ratios of the Portfolios compared to their Peer Groups were reasonable given the size of the Portfolios.

4)

Economies of scale and whether fee levels reflect any such economies of scale for the benefit of Portfolio shareholders. Conclusion: the current fee arrangements continue to provide appropriate sharing of economies of scale between Portfolio shareholders and Pacific Heights.

5)

The profit or loss realized by Pacific Heights and any “fall-out” benefits to Pacific Heights from its relationship with the Portfolios. Conclusion: the profitability of the Contract to Pacific Heights is reasonable. Any “fall-out” benefits accruing to Pacific Heights by virtue of its relationship with the Portfolios is reasonable in relation to the value of the services that Pacific Heights provides to the Portfolios.

Based on the foregoing, the Board, including its Independent Trustees, unanimously approved the Proposed Waiver Agreement and the continuation of the Contract.

4.	DISTRIBUTION AND SERVICE FEES

The Fund’s Board of Trustees has adopted plans of distribution pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plans”) with respect to Class A and Class C shares of the Fund’s Permanent Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio. Under the Rule 12b-1 Plans, Class A shares pay service fees at an annual rate of .25% of the average daily net assets of the Portfolio attributable to Class A shares and Class C shares pay distribution and service fees at an aggregate annual rate of 1.00% of the average daily net assets of the Portfolio attributable to Class C shares. Quasar Distributors, LLC (“Distributor”) serves as principal underwriter for shares of the Portfolios, and acts as each Portfolio’s distributor in a continuous public offering of each Portfolio’s shares. The Distributor may pay any or all amounts received under the Rule 12b-1 Plans to other persons, including Pacific Heights, for any distribution or service activity. These distribution and servicing fees are reported in the Fund’s Statements of Operations. The Portfolios do not incur any direct distribution expenses related to Class I shares. However, Pacific Heights may make payments for the sale and distribution of all share classes, including Class I shares, from its own resources.

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NOTES TO FINANCIAL STATEMENTS

January 31, 2018

5.	PURCHASES AND SALES OF SECURITIES

The following is a summary of purchases and sales of securities other than short-term securities for the year ended January 31, 2018:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
Purchases	$171,541,677	$2,992,031	$2,967,082	$1,048,587
Sales	443,258,085	7,746,064	8,348,204	5,024,366

The Fund’s Permanent Portfolio also sold $96,231,153 and $24,957,633 of gold and silver, respectively, during the year ended January 31, 2018.

6.	NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS

The following is a summary of net unrealized appreciation (depreciation) of investments as of January 31, 2018 for federal income tax purposes:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Aggregate gross unrealized appreciation of investments with excess of value over tax cost:
Investments in securities	$505,702,772	$—	$121,051	$21,755,150
Investments other than securities	105,643,131	—	—	—

	611,345,903	—	121,051	21,755,150
Aggregate gross unrealized depreciation of investments with excess of tax cost over value:
Investments in securities	(115,118,161)	(19,378)	(425,314)	(328,254)
Investments other than securities	—	—	—	—

	(115,118,161)	(19,378)	(425,314)	(328,254)

Net unrealized appreciation (depreciation) of investments	$496,227,742	$(19,378)	$(304,263)	$21,426,896

7.	SUBSEQUENT EVENTS

The Fund has evaluated the impact of subsequent events on its Portfolios and has determined that there were no subsequent events requiring recognition or disclosure in the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders

Permanent Portfolio Family of Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Permanent Portfolio Family of Funds (“Fund,” comprising, respectively, the Permanent Portfolio, the Short-Term Treasury Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio), including the schedules of investments, as of January 31, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the respective Portfolios constituting the Fund as of January 31, 2018, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the Portfolios of the Fund since 2000.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of January 31, 2018 by correspondence with the custodian and broker and a physical observation of the Permanent Portfolio’s gold and silver inventory count as of January 31, 2018. We believe that our audits provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

March 30, 2018

ADDITIONAL INFORMATION

Expense Examples

Six Months Ended January 31, 2018 (Unaudited)

As a shareholder in one or more of the Fund’s Portfolios, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees (if applicable); and (2) ongoing costs, including management fees, distribution fees pursuant to the Rule 12b-1 Plan (if applicable) and other Portfolio expenses. The Examples on the following page are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

These Examples are based on an investment of $1,000 invested at July 31, 2017 and held for the entire six months ended January 31, 2018.

Actual Expenses

The first line with respect to each share class of each Portfolio on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months ended January 31, 2018. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Six Months Ended January 31, 2018” to estimate the expenses you paid on your account during the six months ended January 31, 2018.

Hypothetical Example for Comparison Purposes

The second line with respect to each share class of each Portfolio on the following page provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Portfolios’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the six months ended January 31, 2018. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees (if applicable). Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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ADDITIONAL INFORMATION

Expense Examples

Six Months Ended January 31, 2018 (Unaudited)

	Beginning Account Value July 31, 2017	Ending Account Value January 31, 2018	Expenses Paid During Six Months Ended January 31, 2018*	Annualized Net Expense Ratio *
Permanent Portfolio®
Class I shares (PRPFX)
Actual	$1,000.00	$1,027.98	$4.24	.83%
Hypothetical (5% return before expenses)	1,000.00	1,021.02	6.16	.83%
Class A shares (PRPDX)
Actual	1,000.00	1,026.01	5.52	1.08%
Hypothetical (5% return before expenses)	1,000.00	1,019.76	5.50	1.08%
Class C shares (PRPHX)
Actual	1,000.00	1,020.11	9.32	1.83%
Hypothetical (5% return before expenses)	1,000.00	1,015.98	9.30	1.83%

Short-Term Treasury Portfolio
Class I shares (PRTBX)
Actual	$1,000.00	$997.03	$3.57	.71%
Hypothetical (5% return before expenses)	1,000.00	1,021.63	3.62	.71%

Versatile Bond Portfolio
Class I shares (PRVBX)
Actual	$1,000.00	$1,001.76	$4.29	.85%
Hypothetical (5% return before expenses)	1,000.00	1,020.92	4.33	.85%
Class A shares (PRVDX)
Actual	1,000.00	999.90	5.49	1.09%
Hypothetical (5% return before expenses)	1,000.00	1,019.71	5.55	1.09%
Class C shares (PRVHX)
Actual	1,000.00	994.25	9.25	1.84%
Hypothetical (5% return before expenses)	1,000.00	1,015.93	9.35	1.84%

Aggressive Growth Portfolio
Class I shares (PAGRX)
Actual	$1,000.00	$1,084.74	$6.36	1.21%
Hypothetical (5% return before expenses)	1,000.00	1,019.11	6.16	1.21%
Class A shares (PAGDX)
Actual	1,000.00	1,082.67	7.72	1.47%
Hypothetical (5% return before expenses)	1,000.00	1,017.80	7.48	1.47%
Class C shares (PAGHX)
Actual	1,000.00	1,076.62	11.62	2.22%
Hypothetical (5% return before expenses)	1,000.00	1,014.01	11.27	2.22%

*

The dollar amounts shown as expenses paid during the period then ended are equal to the annualized six month net expense ratio multiplied by the applicable Portfolio’s average account value during the period, multiplied by the number of days in the period (184) divided by the number of days in the Portfolio’s fiscal year (365) (to reflect the one-half year period). For all share classes, hypothetical 5% annual return before expenses is calculated by multiplying the number of days in the period (184) divided by the number of days in the Portfolio’s fiscal year (365).

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ADDITIONAL INFORMATION

Other Information (Unaudited)

Proxy Voting

The Fund’s Portfolios vote proxies relating to their portfolio securities in accordance with the Fund’s Proxy Voting Policies and Procedures. A copy of the Fund’s Proxy Voting Policies and Procedures as well as information regarding how each of the Fund’s Portfolios voted such proxies during the twelve-month period ended June 30, 2017 is available, without charge and upon request, by writing or calling the Fund’s Shareholder Services Office at (800) 531-5142, or by accessing the SEC’s website at http://www.sec.gov.

Quarterly Holdings

Each of the Fund’s Portfolios files its complete schedule of portfolio holdings for its first and third quarters of each fiscal year on the Fund’s Form N-Q. The Fund’s Form N-Qs for such periods, beginning with the quarter ended October 31, 2004, are available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (800) SEC-0330.

ADDITIONAL INFORMATION

Trustees and Officers (Unaudited)

All of the Fund’s trustees and officers may be reached c/o Permanent Portfolio Family of Funds, 600 Montgomery Street, Suite 4100, San Francisco, California 94111. No trustee or officer has any family relationship with another and each of the Fund’s trustees will hold office until their successors have been duly elected and qualified, or until their earlier resignation, removal, death or disqualification. The Fund’s officers are elected annually by the Fund’s Board of Trustees and each officer holds office until their successor has been duly elected and qualified, or until their earlier resignation, removal, death or disqualification. The principal occupation(s) of the Fund’s trustees and officers are listed below. The Fund’s Statement of Additional Information includes additional information regarding the Fund’s trustees and officers and is available, without charge and upon request, by writing or calling the Fund’s Shareholder Services Office at (800) 531-5142.

Independent Trustees

DAVID P. BERGLAND

Trustee	Age 82

Member of the State Bar of California, formerly a sole practitioner specializing in business litigation in Costa Mesa, California, now retired from the active practice of law. Mr. Bergland is also a writer, lecturer and a former Adjunct Professor of Law at Western State University College of Law in Irvine, California. Mr. Bergland has served as a trustee of the Fund since 1992 and oversees all four of the Fund’s Portfolios.

HUGH A. BUTLER

Trustee	Age 65

Now retired, Mr. Butler was formerly Executive Vice President from 2004 through 2006 of the Credit Union Services Division of Fidelity National Information Services, Inc. (formerly Fidelity Information Systems), a publicly-traded provider of software, outsourcing and information technology consulting for the financial services and mortgage industries, majority-owned by Fidelity National, Inc. Previously, Mr. Butler was Chief Executive Officer and Founder of Computer Consultants Corporation, an information systems consulting firm to financial institutions, in Salt Lake City, Utah. Mr. Butler has served as a trustee of the Fund since 1996 and oversees all four of the Fund’s Portfolios.

ROGER DOEBKE

Trustee	Age 78

President, Simplex Realty Services, Inc., a commercial real estate acquisition, development and property management firm located in Orange County, California since 1993. Mr. Doebke has served as a trustee of the Fund since 2004 and oversees all four of the Fund’s Portfolios.

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ADDITIONAL INFORMATION

Trustees and Officers (Unaudited)

Interested Trustees and Officers*

MICHAEL J. CUGGINO*

Chairman, President, Secretary & Trustee	Age 55

A Certified Public Accountant (inactive), Mr. Cuggino has served as Chairman of the Board and President of the Fund since 2003, as Treasurer of the Fund from 1993 through 2007, as Secretary of the Fund since 2006 and as a trustee of the Fund since 1998. He is the manager and sole trustee of the sole member (also the President and Chief Executive Officer) of the Fund’s investment adviser. Mr. Cuggino oversees all four of the Fund’s Portfolios.

JAMES H. ANDREWS*

Treasurer	Age 63

Mr. Andrews has served as Treasurer of the Fund since 2007 and previously served as Assistant Treasurer of the Fund from 2006 through 2007. He has also served as Director of Finance of the Fund’s investment adviser since 2006. Previously, Mr. Andrews was employed in various financial, investment and operational capacities at Blum Capital Partners LP, an investment management firm located in San Francisco, California from 1994 through 2005.

SUSAN K. FREUND*

Chief Compliance Officer	Age 63

Ms. Freund has served as the Chief Compliance Officer of the Fund and the Fund’s investment adviser since 2010. Previously, Ms. Freund served as an independent consultant to various asset management firms from 2009 through 2010 and served as President, Secretary, Treasurer and Chief Compliance Officer of the Embarcadero Funds from 2007 through 2009. From 2001 through 2007, Ms. Freund served as Senior Counsel at Bank of the West. Ms. Freund is a member of the State Bar of California.

*	Considered to be an “interested person” within the meaning of the 1940 Act by virtue of, among other considerations, his or her association with the Fund’s investment adviser.

Annual Report

Year Ended January 31, 2018

INVESTMENT ADVISER

Pacific Heights Asset Management, LLC

600 Montgomery Street

San Francisco, California 94111

CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

DISTRIBUTOR

Quasar Distributors, LLC

777 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

P. O. Box 701

Milwaukee, Wisconsin 53201

(for overnight delivery services,

615 East Michigan Street

Milwaukee, Wisconsin 53202)

(800) 341-8900

SHAREHOLDER SERVICES OFFICE

130 South Brune Street

Bartlett, Texas 76511

(254) 527-3102

(800) 531-5142 Nationwide

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, Pennsylvania 19103

www.permanentportfoliofunds.com

Must be preceded or accompanied by a Prospectus.	04/18

Permanent Portfolio®, The Permanent Portfolio Family of Funds®, A Fund for All Seasons® and The Permanent Portfolio Family of Funds logo are registered trademarks of Pacific Heights Asset Management, LLC. This Report is Copyright© 2018 Permanent Portfolio Family of Funds. All rights reserved.